DoubleLine Flexible Income Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 6.1%
1,250,000	Affirm Asset Securitization Trust, Series 2020-A-C	6.23	% (a)	02/18/2025	1,285,130
650,000	Amur Equipment Finance Receivables LLC, Series 2021-1A-E	4.13	% (a)	03/20/2028	650,941
513,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-C	3.77	% (a)	03/15/2027	521,244
2,106,563	CAL Funding IV Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	2,130,891
1,404,375	CAL Funding IV Ltd., Series 2020-1A-B	3.50	% (a)	09/25/2045	1,432,110
2,711,720	Castlelake Aircraft Securitization Trust, Series 2018-1-B	5.30	% (a)	06/15/2043	2,555,558
2,675,386	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90	% (a)(e)	04/15/2039	2,181,638
1,391,024	CPS Auto Receivables Trust, Series 2016-A-E	7.65	% (a)	12/15/2021	1,395,101
2,335,006	Diamond Resorts Owner Trust, Series 2021-1A-D	3.83	% (a)	11/21/2033	2,378,914
6,250,000	ExteNet Issuer LLC, Series 2019-1A-C	5.22	% (a)	07/26/2049	6,506,753
1,575,960	GAIA Aviation Ltd., Series 2019-1-C	7.00	% (a)(b)(e)	12/15/2044	1,264,549
1,971,016	Horizon Aircraft Finance Ltd., Series 2019-1-C	6.90	% (a)(e)	07/15/2039	1,582,357
5,096,154	Jersey Mike’s Funding, Series 2019-1A-A2	4.43	% (a)	02/15/2050	5,483,746
1,930,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	2,069,334
1,134,247	JOL Air Ltd., Series 2019-1-B	4.95	% (a)	04/15/2044	1,069,072
1,400,000	Loanpal Solar Loan Ltd., Series 2021-1GS-C	3.50	% (a)	01/20/2048	1,324,501
3,326,154	Mosaic Solar Loan Trust, Series 2018-1A-C	0.00	% (a)(c)	06/22/2043	3,159,257
1,875,000	Mosaic Solar Loan Trust, Series 2020-1A-C	4.47	% (a)	04/20/2046	1,911,396
1,400,000	Neighborly Issuer LLC, Series 2021-1A-A2	3.58	% (a)	04/30/2051	1,447,692
5,000,000	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	4,968,060
500,000	SoFi Consumer Loan Program LLC, Series 2019-3-C	3.35	% (a)	05/25/2028	512,470
40,479	SoFi Consumer Loan Program LLC, Series 2017-5-A2	2.78	% (a)	09/25/2026	40,555
92,000	SoFi Professional Loan Program, Series 2018-C-R1	0.01	% (a)(e)(p)	01/25/2048	2,227,414
560,993	Springleaf Funding Trust, Series 2017-AA-A	2.68	% (a)	07/15/2030	562,290
2,880,000	Taco Bell Funding LLC, Series 2016-1A-A2II	4.38	% (a)	05/25/2046	2,908,261
2,789,459	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10	% (a)	09/20/2045	2,815,296
2,325,164	Textainer Marine Containers Ltd., Series 2020-2A-B	3.34	% (a)	09/20/2045	2,384,720
4,836,000	US Auto Funding LLC, Series 2019-1A-D	8.06	% (a)	11/15/2025	5,051,819
4,748,448	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	% (a)	04/30/2048	5,175,593
8,885,297	Wave LLC, Series 2019-1-C	6.41	% (a)(e)	09/15/2044	7,141,850
1,239,306	Willis Engine Structured Trust, Series 2018-A-A	4.75	% (a)(b)	09/15/2043	1,227,672
3,709,451	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61	% (a)	10/15/2038	3,681,909

Total Asset Backed Obligations (Cost $80,667,650)					79,048,093

Bank Loans - 8.6%
297,739	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		11/19/2026	294,157
225,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		04/20/2028	234,858
461,974	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.84%		02/27/2025	459,794
173,684	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/16/2027	172,074

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
115,104	Acuris Finance US, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		02/16/2028	115,639
705,000	ADMI Corporation, Senior Secured First Lien Term Loan	4.25	% (d)	12/23/2027	705,004
75,000	Aegion Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		05/17/2028	75,938
225,363	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.88%		01/05/2026	224,377
255,731	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		04/22/2024	252,578
422,966	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		08/01/2025	424,552
715,000	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		02/04/2028	712,716
693,877	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/08/2027	695,611
70,000	Alliant Holdings Intermediate LLC, Senior Secured First Lien	4.25	% (d)	11/06/2027	70,209
403,194	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.34%		05/09/2025	399,465
505,625	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		05/12/2028	507,665
172,237	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	169,810
60,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	60,769
695,000	Alpha 3 B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	3.00%		03/17/2028	692,251
346,498	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		07/31/2024	343,033
469,111	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/01/2027	469,170
153,450	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/29/2027	147,050
74,219	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		04/28/2023	72,567
74,631	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.07%		12/15/2023	72,980
74,813	American Residential Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/15/2027	74,813
	American Tire Distributors, Inc., Senior Secured First Lien Term Loan
180,438	(1 Month LIBOR USD + 7.50%, 1.00% Floor) (1 Month LIBOR USD + 5.50% + 1.50% PIK)	8.50%		09/02/2024	180,845
20,205	( 3 Month LIBOR USD + 7.50%, 1.00% Floor) (3 Month LIBOR USD + 5.50% + 1.50% PIK)	8.50%		09/02/2024	20,250
165,000	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/03/2028	164,974
24,938	AmWINS Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.00%		02/22/2028	24,810
	Applied Systems, Inc., Senior Secured First Lien Term Loan
989	(Prime Rate + 2.25%, 0.50% Floor)	5.50%		09/19/2024	988
448,646	(3 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		09/19/2024	448,256
700,000	Arches Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		12/06/2027	699,174

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
144,885	Arctic Glacier USA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/20/2024	139,335
245,000	Artera Services LLC, Senior Secured First Lien Term Loan	4.50	% (d)	03/06/2025	244,465
401,877	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		07/12/2024	402,086
701,491	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		02/12/2027	698,717
268,414	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		11/03/2023	267,324
20,744	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		11/04/2024	20,549
279,300	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		12/23/2026	276,464
145,000	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		07/30/2027	143,520
50,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	5.35%		01/31/2028	50,469
195,000	At Home Group, Inc., Senior Secured First Lien Term Loan	4.75	% (d)	06/25/2028	195,488
245,499	Athenahealth, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.41%		02/11/2026	246,497
355,000	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		05/08/2028	350,044
105,000	Autokiniton US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.50% Floor)	5.00%		04/06/2028	105,952
105,238	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 1.00% Floor)	3.00%		11/21/2024	105,480
144,638	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		11/08/2027	144,863
255,000	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.07%		12/15/2027	255,956
147,992	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.32%		12/15/2027	148,624
202,830	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan	4.25	% (d)	07/15/2028	201,816
47,170	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan	4.25	% (d)	07/15/2028	46,934
703,864	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.69%		07/24/2026	700,784
101,140	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		06/02/2025	100,818
469,661	Bioscrip, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		08/06/2026	470,542
343,505	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		06/16/2025	340,118
765,000	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		06/05/2028	762,896
238,872	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.84%		10/02/2025	237,804
302,932	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	298,435
227,554	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.09%		05/21/2025	222,536
250,232	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/28/2024	210,272

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
705,000	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		08/01/2025	699,074
700,000	Brown Group Holding LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		06/07/2028	697,200
148,875	BY Crown Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/02/2026	149,061
129,350	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		11/30/2027	129,576
272,885	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		12/23/2024	270,875
139,300	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.60%		07/21/2025	139,909
49,250	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		08/12/2026	48,660
142,482	Cambium Learning Group, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		12/18/2025	143,461
339,374	Camelot U.S. Acquisition Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		10/30/2026	338,356
74,813	Camelot U.S. Acquisition 1 Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/30/2026	74,961
84,363	Carnival Corporation, Senior Secured First Lien Term Loan	3.75	% (d)	06/30/2025	81,507
432,473	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	3.90%		01/29/2027	427,980
525,000	Cengage Learning, Inc., Senior Secured First Lien Term Loan	5.75	% (d)	06/29/2026	526,315
	Cengage Learning, Inc., Senior Secured First Lien Term Loan
10,107	(2 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/07/2023	10,136
349,572	(6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/07/2023	350,572
	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan
186,463	(1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		03/01/2024	186,473
203,383	(3 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		03/01/2024	203,394
199,500	Charter NEX US, Inc., Senior Secured First Lien Term Loan	0.00	% (d)	12/01/2027	197,505
712,242	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		06/07/2023	712,392
343,910	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		03/31/2025	340,901
175,893	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		10/02/2024	175,939
399,295	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		04/30/2026	396,426
116,925	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.69%		08/21/2026	114,294
291,150	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.90%		09/18/2024	280,380
695,000	CNT Holdings Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		11/08/2027	696,140
360,000	Cologix Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		05/01/2028	361,949
25,000	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		05/15/2028	25,031
94,763	CommerceHub, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/29/2027	95,118

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
281,267	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/20/2024	278,689
140,000	Conair Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		05/17/2028	140,473
89,100	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/11/2026	89,323
139,300	Conservice Midco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		05/13/2027	139,329
99,529	Constant Contact, Inc., Senior Secured First Lien Term Loan	4.75	% (d)(g)	02/10/2028	99,405
370,471	Constant Contact, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		02/10/2028	370,008
695,000	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		06/02/2028	694,044
402,146	Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		04/12/2028	402,699
295,996	Cornerstone OnDemand, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.34%		04/22/2027	296,320
575,000	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		11/23/2027	574,370
249,866	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.32%		07/17/2025	247,023
131,963	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.32%		01/15/2026	130,372
358,193	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		11/29/2024	354,432
110,701	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		03/17/2025	109,732
293,698	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		05/01/2024	286,595
708,074	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		10/16/2026	709,844
442,011	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		04/09/2027	444,694
420,000	Delta 2 (Lux) SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		02/01/2024	418,786
190,000	Delta Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		12/01/2027	190,674
120,346	DG Investment Intermediate Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50	% (g)	03/31/2028	120,999
574,654	DG Investment Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/31/2028	577,768
45,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		03/19/2029	45,084
705,724	Diamond (BC) B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.19%		09/06/2024	703,000
123,510	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.36%		08/24/2026	75,342
130,000	DT Midstream, Inc., Senior Secured First Lien Term Loan	2.50	% (d)	06/10/2028	130,383
77,552	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.70%		04/06/2026	75,661
144,246	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.70%		04/06/2026	140,730

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
235,000	E2Open LLC, Senior Secured First Lien Term Loan	4.00	% (d)	02/04/2028	235,294
495,000	EAB Global, Inc., Senior Secured First Lien Term Loan	4.00	% (d)	06/28/2028	495,000
293,564	EAB Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		11/15/2024	293,626
225,000	Edelman Financial Center LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.85%		07/20/2026	226,711
443,276	Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		04/07/2028	444,322
	EG America LLC, Senior Secured First Lien Delayed-Draw Term Loan
37,191	(1 Month LIBOR USD + 4.25%, 0.50% Floor)	4.75%		03/31/2026	37,266
72,809	(3 Month LIBOR USD + 4.25%, 0.50% Floor)	4.75%		03/31/2026	72,957
188,226	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.20%		02/06/2025	187,218
200,000	Endo Luxembourg Finance Company SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		03/27/2028	193,563
415,000	Endurance International Group, Inc., The, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		02/10/2028	413,788
174,563	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		12/22/2027	174,432
309,431	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		10/10/2025	265,917
20,000	eResearchTechnology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		02/04/2027	20,116
135,000	Everi Holdings, Inc., Senior Secured First Lien Term Loan	3.00	% (d)	06/30/2028	134,663
692,547	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.56%, 0.75% Floor)	3.31%		05/01/2026	691,249
410,365	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/02/2024	410,981
141,737	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		12/15/2027	141,944
301,770	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.09%		03/31/2025	299,727
253,648	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		01/29/2027	252,816
182,834	Flex Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.39%		06/30/2025	181,308
272,057	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.65%		08/01/2024	250,778
444,813	Flexera Software LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/03/2028	446,323
131,853	Foresight Energy LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50	% (e)	06/30/2027	131,853
97,060	Forterra Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/25/2023	97,200
215,000	Foundation Building Materials, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		01/31/2028	213,813
177,413	Frontera Generation Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25	% (f)	05/02/2025	9,905
455,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		10/30/2026	457,762
661,939	Gemini HDPE LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		12/31/2027	661,939

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
252,082	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		02/19/2026	252,239
695,000	GFL Environmental, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		05/30/2025	696,206
234,413	Global Medical Response, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		10/02/2025	235,731
235,000	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		04/28/2028	234,941
287,739	Golden Nugget, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	3.70%		10/04/2023	285,968
366,810	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		10/10/2025	364,862
210,000	Grab Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	213,675
466,237	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		08/04/2027	466,370
243,161	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.20%		09/30/2026	244,376
601,856	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.59%		01/02/2026	599,752
329,175	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		03/06/2028	330,770
458,387	Greeneden U.S. Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/01/2027	460,025
70,000	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		05/09/2028	70,350
90,911	GTT Communications, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.90%		06/02/2025	72,369
122,444	Gulf Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	104,275
273,625	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		10/19/2027	274,020
285,000	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		05/29/2028	284,600
700,000	Heartland Dental LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.07%		04/30/2025	699,671
368,714	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%)	3.92%		03/13/2028	369,348
171,938	Hexion, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.65%		07/01/2026	172,152
590,844	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	3.79%		05/23/2025	588,029
50,000	Hightower Holding LLC, Senior Secured First Lien Term Loan	4.75	% (d)(g)	04/28/2028	50,177
200,000	Hightower Holding LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		04/21/2028	200,708
185,000	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	2.50%		03/15/2028	184,075
187,114	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		07/21/2025	186,178
342,751	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		07/01/2024	343,786
128,959	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		07/07/2025	129,979

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
57,842	ICON Luxembourg SARL, Senior Secured First Lien Term Loan	3.00	% (d)	07/01/2028	58,000
232,158	ICON US Holdings, Inc., Senior Secured First Lien Term Loan	3.00	% (d)	07/01/2028	232,793
151,136	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		05/01/2026	150,034
698,600	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		02/25/2027	695,425
360,000	Ingram Micro, Inc., Senior Secured First Lien Term Loan	4.00	% (d)	04/01/2028	361,069
34,204	Intelsat Jackson Holdings S.A., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%		07/13/2022	34,503
227,473	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (Prime Rate + 4.75%, 1.00% Floor)	8.00%		11/27/2023	231,643
435,000	ION Trading Finance Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%)	4.92%		03/31/2028	437,447
189,525	IRB Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		12/15/2027	189,748
696,356	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		12/01/2025	696,938
595,787	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		01/02/2026	585,361
180,000	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		12/01/2027	180,537
450,000	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		05/05/2028	451,933
165,000	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan	5.50	% (d)	06/30/2028	164,175
71,204	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	71,213
212,408	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		02/05/2027	212,541
584,925	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		03/24/2026	587,256
316,000	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/11/2026	310,272
579,042	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		07/02/2025	579,042
335,000	Kleopatra Finco SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.50% Floor)	5.25%		02/12/2026	337,513
100,000	Kodiak BP LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		03/10/2028	100,000
524,288	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		12/22/2026	521,283
127,273	LBM Acquisition LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50	% (g)	12/17/2027	126,543
572,727	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		12/17/2027	569,446
21,025	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.09%		06/30/2025	9,698
700,000	Leslie’s Poolmart, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		03/09/2028	698,306
105,236	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%		03/24/2025	104,863
589,200	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.83%		08/31/2027	588,970

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
343,429	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		05/22/2026	341,743
356,522	Lucid Energy Group II Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/18/2025	353,911
423,938	Lummus Technology Holdings V LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		06/30/2027	421,968
590,000	Madison IAQ LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		06/21/2028	591,015
59,421	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		10/19/2027	59,737
460,000	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		05/04/2028	462,045
696,868	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.34%		08/31/2026	698,530
341,768	Messer Industries GMBH, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.65%		03/02/2026	339,889
100,000	MIC Glen LLC, Senior Secured First Lien Term Loan	4.00	% (d)	06/23/2028	100,344
145,000	Michaels Companies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		04/14/2028	145,783
709,113	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	712,658
150,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	160,398
583,611	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%		03/27/2026	584,218
44,772	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.15%		03/06/2026	44,877
702,521	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		05/14/2026	700,926
332,430	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		11/29/2024	329,833
75,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.35%		12/01/2025	75,187
75,550	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.59%		11/28/2025	69,535
13,192	Motion Acquisition Ltd., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 3.25%)	3.40%		11/12/2026	12,805
100,377	Motion Acquisition Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.40%		11/12/2026	97,429
366,380	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/07/2023	365,777
141,753	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		10/19/2026	141,275
525,000	Natgasoline LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.63%		11/14/2025	525,656
59,041	National Intergovernmental Purchasing Alliance Company, Senior Secured First Lien Term Loan	3.93	% (d)	05/23/2025	58,697
117,300	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.69%		08/28/2026	116,274
705,000	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		09/18/2026	704,263
817,588	Numericable U.S. LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.15%		08/14/2026	817,543

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
	OneDigital Borrower LLC, Senior Secured First Lien Delayed-Draw Term Loan
4,422	(Prime Rate + 3.50%, 0.75% Floor)	6.75	% (g)	11/16/2027	4,446
8,234	(1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25	% (g)	11/16/2027	8,279
	OneDigital Borrower LLC, Senior Secured First Lien Term Loan
7,925	(1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	7,968
384,419	(3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	386,502
445,000	Organon & Company, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		06/02/2028	446,021
694,898	Ortho-Clinical Diagnostics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.09%		06/30/2025	695,149
18,889	Osmosis Debt Merger Sub, Inc., Senior Secured First Lien Term Loan	4.50	% (d)	06/17/2028	18,960
151,111	Osmosis Debt Merger Sub, Inc., Senior Secured First Lien Term Loan	4.50	% (d)	06/17/2028	151,678
97,750	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.40%		10/24/2025	96,724
585,000	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		11/30/2027	586,316
585,000	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		03/06/2028	582,686
115,000	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		10/26/2027	115,413
414,202	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		09/27/2024	412,423
205,000	Park River Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		12/28/2027	204,231
702,089	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		03/31/2027	701,355
106,899	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.60%		05/29/2026	106,595
365,000	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		02/01/2028	366,697
430,000	Petco Health and Wellness Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		03/03/2028	429,617
210,000	PetSmart, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		02/11/2028	210,420
9,975	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		02/14/2025	10,017
342,413	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	3.50%		06/23/2025	338,401
710,000	Phoenix Guarantor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.57%		03/05/2026	706,695
468,601	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/03/2025	468,528
686,507	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.11%		01/21/2028	686,126
106,969	Playa Resorts Holding B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		04/29/2024	102,991
275,000	Playtika Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		03/13/2028	274,126
425,000	PODS LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		03/31/2028	424,615

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan
4,237	(3 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		12/29/2027	4,240
90,763	(6 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		12/29/2027	90,820
	Polar US Borrower LLC, Senior Secured First Lien Term Loan
203,434	(1 Month LIBOR USD + 4.75%)	4.83%		10/15/2025	204,451
511	(3 Month LIBOR USD + 4.75%)	4.90%		10/15/2025	514
532	(3 Month LIBOR USD + 4.75%)	4.95%		10/15/2025	534
955,000	Polaris Newco LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		06/02/2028	959,001
211,983	PowerTeam Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		03/06/2025	211,006
75,000	PQ Corporation, Senior Secured First Lien Term Loan	3.25	% (d)	06/09/2028	75,032
150,500	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.85%		03/11/2026	146,800
271,563	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		07/31/2026	271,834
	Presidio Holdings, Inc., Senior Secured First Lien Term Loan
3,516	(1 Month LIBOR USD + 3.50%)	3.61%		01/22/2027	3,520
60,997	(3 Month LIBOR USD + 3.50%)	3.69%		01/22/2027	61,063
	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan
262,317	(1 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%		09/23/2026	262,378
339,811	(6 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%		09/23/2026	339,891
339,811	(12 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%		09/23/2026	339,891
213,754	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.84%		03/07/2025	211,060
421,752	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.11%		04/26/2024	422,880
470,000	Prometric Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		01/29/2025	464,595
700,000	Proofpoint, Inc., Senior Secured First Lien Term Loan	3.75	% (d)	06/10/2028	696,941
213,096	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.59%		02/12/2027	208,835
580,000	Quikrete Holdings, Inc., Senior Secured First Lien Term Loan	3.10	% (d)	06/11/2028	576,013
450,000	Rackspace Technology Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.75% Floor)	3.50%		02/15/2028	448,119
349,125	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		09/25/2026	349,883
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
221,888	(1 Month LIBOR USD + 4.25%)	4.32%		07/09/2025	222,104
190,236	(1 Month LIBOR USD + 4.25%)	4.35%		07/09/2025	190,422
705,000	RadNet Management, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		04/24/2028	705,881
700,000	RealPage, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		04/24/2028	698,733
71,729	Redstone Holdco 2 LP, Senior Secured First Lien Term Loan	5.50	% (d)(g)	04/27/2028	71,699
183,271	Redstone Holdco 2 LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		04/27/2028	183,195

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
308,046	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		11/14/2025	307,692
339,862	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		05/30/2025	336,827
115,000	Renaissance Holding Corporation, Senior Secured Second Lien Term Loan	7.13	% (d)	05/29/2026	115,374
125,000	Rent-A-Center, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		02/17/2028	125,313
32,947	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%)	7.00%		12/17/2021	4,777
125,974	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		02/04/2027	125,164
114,080	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		02/06/2023	113,955
179,550	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		12/31/2025	171,021
114,115	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		02/22/2024	112,522
54,863	Sabre GLBL, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/17/2027	55,297
277,852	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		08/14/2024	276,193
150,000	SCIH Salt Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		03/16/2027	150,485
284,599	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		11/01/2024	267,945
460,000	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan	3.85	% (d)	09/03/2026	459,841
241,776	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		12/31/2025	239,479
705,000	Select Medical Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.35%		03/06/2025	699,716
705,433	Severin Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		08/01/2025	702,534
581,150	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.61%		09/30/2026	574,159
276,802	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.35%		06/13/2025	277,529
203,575	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.86%		04/17/2026	199,352
145,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		10/20/2027	153,347
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan
89,992	(1 Month LIBOR USD + 2.50%)	2.60%		01/23/2025	87,349
220,539	(1 Month LIBOR USD + 2.50%)	2.69%		01/23/2025	214,061
216,760	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.85%		02/05/2024	214,209
333,866	Solenis International, LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.14%		06/26/2025	334,223
20,000	Solenis International, LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.64%		06/26/2026	20,072
115,000	Solmax U.S. LP, Senior Secured First Lien Term Loan	0.00	% (d)	06/28/2028	114,856

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
418,950	Sophia, LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	3.90%		10/07/2027	419,824
710,000	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		12/11/2026	708,374
479,411	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.84%		06/27/2025	478,361
84,965	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan	5.00	% (d)(g)	10/01/2027	85,469
614,453	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		10/01/2027	618,103
340,000	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		03/06/2028	340,957
700,000	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		06/04/2028	700,438
245,143	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.18%		04/16/2026	239,322
	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan
43,779	(Prime Rate + 1.75%)	5.00%		10/01/2025	43,514
282,198	(1 Month LIBOR USD + 2.75%)	2.84%		10/01/2025	280,494
163,331	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.65%		07/10/2025	163,668
469,000	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		10/01/2026	471,315
421,813	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.63%		03/05/2027	419,573
79,969	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/01/2024	79,803
	TAMKO Building Products LLC, Senior Secured First Lien Term Loan
242,013	(1 Month LIBOR USD + 3.00%)	3.10%		05/29/2026	241,864
79,856	(3 Month LIBOR USD + 3.00%)	3.19%		05/29/2026	79,806
182,356	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/06/2024	177,645
248,750	Tech Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		06/30/2025	249,460
109,450	Tech Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.50%)	5.60%		06/30/2025	110,179
150,000	Tecta America Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		04/06/2028	150,469
178,999	Telesat Canada, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.86%		12/07/2026	168,669
397,000	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.35%		11/02/2026	397,992
353,441	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		12/17/2026	352,066
13,393	TGP Holdings III LLC, Senior Secured First Lien Term Loan	4.25	% (d)	06/25/2028	13,443
136,607	TGP Holdings III LLC, Senior Secured First Lien Term Loan	4.25	% (d)	06/25/2028	137,119
462,485	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		02/06/2026	460,822
118,987	The Hillman Group, Inc., Senior Secured First Lien Term Loan	3.25	% (d)	01/24/2028	118,879
586,013	The Hillman Group, Inc., Senior Secured First Lien Term Loan	3.25	% (d)	01/24/2028	585,479

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
706,463	TIBCO Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		06/30/2026	705,580
35,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.36%		03/03/2028	35,607
465,000	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		06/01/2028	464,565
287,177	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	3.27%		03/28/2025	282,793
95,510	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.85%		11/13/2026	94,979
165,958	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		01/25/2024	160,212
192,809	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	202,725
59,321	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.20%		05/29/2026	54,371
220,000	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%		09/27/2024	221,376
129,457	TricorBraun Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (6 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75	% (g)	03/03/2028	128,681
575,543	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		03/03/2028	572,093
341,252	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/17/2024	340,540
705,000	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	4.00%		03/31/2028	705,099
105,000	Truck Hero, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		01/31/2028	105,151
134,650	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		05/01/2025	129,096
704,064	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		04/04/2025	705,071
367,626	UFC Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	3.75%		04/29/2026	367,626
181,689	UGI Energy Services LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		08/13/2026	181,802
76,835	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.85%		05/04/2026	76,979
813,489	UKG, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		05/04/2026	815,486
30,000	UKG, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		05/03/2027	30,612
114,471	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.84%		08/27/2025	114,852
165,000	United Airlines, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		04/21/2028	167,395
684,080	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		10/22/2025	685,468
79,000	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		07/01/2026	78,877
104,010	Univision Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/13/2026	104,367

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
703,450	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.60%		11/20/2026	705,501
586,075	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.10%		09/14/2026	578,181
699,950	Utz Quality Foods LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		01/20/2028	700,387
144,291	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		10/28/2024	141,030
469,873	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.10%		08/27/2025	471,720
407,953	Vertical U.S. Newco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%)	4.48%		07/30/2027	409,058
250,000	Victoria’s Secret Term Loan	3.75	% (d)	06/30/2028	247,500
140,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.35%		01/31/2029	140,068
45,000	Virtusa Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		02/11/2028	45,253
401,570	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		02/26/2027	400,944
319,432	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		02/05/2026	316,066
124,684	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%		06/22/2026	119,874
394,274	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.83%		07/31/2026	393,042
290,000	Wheel Pros, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		05/11/2028	291,166
310,000	WIN Waste Innovations Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	3.25%		03/24/2028	309,935
589,441	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.10%		03/09/2027	583,962
210,000	Zebra Buyer LLC, Senior Secured First Lien Term Loan	3.75	% (d)	04/22/2028	211,050
432,314	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.60%		09/30/2026	431,640
50,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.57%		04/28/2028	49,524

Total Bank Loans (Cost $111,539,310)					111,758,517

Collateralized Loan Obligations - 19.1%
250,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	3.68	% (a)	07/15/2026	250,424
2,500,000	AIMCO, Series 2015-AA-DR (3 Month LIBOR USD + 2.45%, 2.45% Floor)	2.63	% (a)	01/15/2028	2,507,684
2,000,000	Apidos Ltd., Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	2.78	% (a)	04/15/2031	1,930,700
1,500,000	Apidos Ltd., Series 2015-21A-CR (3 Month LIBOR USD + 2.45%, 2.45% Floor)	2.64	% (a)	07/18/2027	1,500,924
2,500,000	Apidos Ltd., Series 2018-29A-C (3 Month LIBOR USD + 2.75%)	2.93	% (a)	07/25/2030	2,451,466
1,000,000	Apidos Ltd., Series 2020-33A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.38	% (a)	07/24/2031	1,000,595
2,500,000	Atrium Corporation, Series 13A-D (3 Month LIBOR USD + 2.70%)	2.87	% (a)	11/21/2030	2,485,075
1,000,000	Atrium Corporation, Series 14A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.13	% (a)	08/23/2030	1,004,388

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	3.74	% (a)	05/28/2030	3,003,700
1,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.14	% (a)	10/20/2030	1,499,275
1,737,500	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	6.64	% (a)	10/20/2030	1,683,489
500,000	Bain Capital Credit Ltd., Series 2017-2A-DR2 (3 Month LIBOR USD + 3.10%, 3.10% Floor)	0.00	% (a)(q)	07/25/2034	500,000
1,250,000	Bain Capital Credit Ltd., Series 2020-2A-B1 (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.69	% (a)	07/21/2031	1,251,117
4,000,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	3.09	% (a)	07/20/2029	3,960,790
2,000,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	0.00	% (a)(q)	04/15/2036	2,001,501
2,000,000	Barings Ltd., Series 2020-1A-D (3 Month LIBOR USD + 3.75%, 3.75% Floor)	3.93	% (a)	10/15/2032	2,007,893
1,000,000	Barings Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	6.30	% (a)	04/25/2034	994,047
3,770,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	3.08	% (a)	10/22/2030	3,630,288
1,750,000	BlueMountain Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.94	% (a)	07/18/2027	1,747,920
500,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	2.79	% (a)	04/20/2031	471,619
1,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.26	% (a)	11/15/2030	961,625
1,000,000	BlueMountain Ltd., Series 2017-2A-C (3 Month LIBOR USD + 3.00%)	3.19	% (a)	10/20/2030	987,605
2,000,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	3.18	% (a)	07/15/2030	2,004,999
2,000,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.94	% (a)	01/30/2031	1,930,000
10,000,000	Canyon Capital Ltd., Series 2017-1A-B (3 Month LIBOR USD + 1.70%)	1.88	% (a)	07/15/2030	10,006,476
2,500,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.08	% (a)	07/15/2031	2,467,328
3,000,000	Canyon Capital Ltd., Series 2020-2A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.03	% (a)	10/15/2031	3,009,222
2,000,000	Canyon Capital Ltd., Series 2021-1A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.29	% (a)	04/15/2034	2,000,071
1,000,000	Canyon Capital Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.21	% (a)	07/15/2034	1,000,000
1,250,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.40%)	2.59	% (a)	01/18/2029	1,219,686
1,500,000	Chenango Park Ltd., Series 2018-1A-C (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.18	% (a)	04/15/2030	1,483,654
1,000,000	Crown Point Ltd., Series 2020-9A-B (3 Month LIBOR USD + 2.69%, 2.69% Floor)	2.88	% (a)	07/14/2032	999,626
900,000	Dryden Ltd., Series 2020-77A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.13	% (a)	05/20/2034	902,146
1,750,000	Dryden Senior Loan Fund, Series 2012-25A-CRR (3 Month LIBOR USD + 1.85%)	2.03	% (a)	10/15/2027	1,746,500
2,500,000	Dryden Senior Loan Fund, Series 2013-28A-B1LR (3 Month LIBOR USD + 3.15%)	3.31	% (a)	08/15/2030	2,513,238
3,900,000	Dryden Senior Loan Fund, Series 2014-33A-DR3 (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.83	% (a)	04/15/2029	3,905,458

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-DR (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.68	% (a)	01/15/2031	2,935,079
1,000,000	Dryden Senior Loan Fund, Series 2016-45A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	3.33	% (a)	10/15/2030	1,001,350
1,000,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.43	% (a)	07/15/2030	1,002,783
5,500,000	GoldenTree Loan Management Ltd., Series 2017-2A-D (3 Month LIBOR USD + 2.65%)	2.84	% (a)	11/28/2030	5,433,482
2,500,000	GoldenTree Loan Opportunities Ltd., Series 2016-12A-DR (3 Month LIBOR USD + 2.90%)	3.09	% (a)	07/21/2030	2,491,147
1,500,000	Greenwood Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.50%)	2.68	% (a)	04/15/2031	1,477,163
193,404	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	2.88	% (a)	08/01/2025	193,700
265,029	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	5.18	% (a)(e)	04/28/2025	66,977
500,000	Halcyon Loan Advisors Funding Ltd., Series 2018-1A-A2 (3 Month LIBOR USD + 1.80%, 1.80% Floor)	1.99	% (a)	07/21/2031	499,007
2,000,000	Hayfin Kingsland Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	1.67	% (a)	04/20/2031	1,995,032
2,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	3.09	% (a)	10/20/2029	1,919,658
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.18	% (a)	10/15/2030	1,475,572
3,175,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	2.94	% (a)	07/20/2031	3,065,054
1,250,000	LCM LP, Series 19A-E2 (3 Month LIBOR USD + 5.70%, 5.70% Floor)	5.88	% (a)(e)	07/15/2027	1,223,436
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%)	2.99	% (a)	10/20/2027	2,012,057
5,000,000	LCM Ltd., Series 26A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.69	% (a)	01/20/2031	4,681,105
1,500,000	LCM Ltd., Series 27A-D (3 Month LIBOR USD + 2.95%)	3.13	% (a)	07/16/2031	1,423,249
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D (3 Month LIBOR USD + 5.50%)	5.69	% (a)	04/20/2026	1,000,217
4,500,000	Madison Park Funding Ltd., Series 2015-18A-BR (3 Month LIBOR USD + 1.60%)	1.79	% (a)	10/21/2030	4,504,923
500,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	3.14	% (a)	10/21/2030	498,449
1,000,000	Madison Park Funding Ltd., Series 2018-30A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.68	% (a)	04/15/2029	997,739
3,500,000	Magnetite Ltd., Series 2018-20A-D (3 Month LIBOR USD + 2.50%)	2.69	% (a)	04/20/2031	3,444,491
1,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	1.93	% (a)	04/15/2029	1,002,613
6,500,000	Marble Point Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.15%)	2.32	% (a)	07/23/2032	6,508,460
1,550,000	Midocean Credit, Series 2016-5A-B1R (3 Month LIBOR USD + 1.60%)	1.79	% (a)	07/19/2028	1,551,494
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.24	% (a)	10/20/2030	1,005,014
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2016-21A-DR2 (3 Month LIBOR USD + 3.30%, 3.30% Floor)	3.46	% (a)	04/20/2034	1,002,183
4,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.10	% (a)	04/15/2034	4,000,190

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	3.04	% (a)	10/18/2029	1,499,429
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-26A-D (3 Month LIBOR USD + 2.65%, 2.65% Floor)	2.84	% (a)	10/18/2030	999,300
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-28A-D (3 Month LIBOR USD + 2.85%)	3.04	% (a)	04/20/2030	1,496,060
500,000	Neuberger Berman Loan Advisers Ltd., Series 2020-37A-DR (3 Month LIBOR USD + 2.85%, 2.85% Floor)	2.94	% (a)	07/20/2031	500,000
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-D (3 Month LIBOR USD + 3.75%, 3.75% Floor)	3.94	% (a)	10/20/2032	1,002,295
1,500,000	Ocean Trails, Series 2020-10A-C (3 Month LIBOR USD + 3.20%, 3.20% Floor)	3.38	% (a)	10/15/2031	1,507,875
4,500,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (3 Month LIBOR USD + 3.90%, 3.90% Floor)	4.08	% (a)	07/15/2029	4,517,784
500,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.90	% (a)	02/14/2031	496,710
1,250,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	6.39	% (a)	03/17/2030	1,257,761
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.59	% (a)	07/20/2030	2,002,351
4,000,000	Octagon Investment Partners Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.79	% (a)	01/20/2031	3,958,665
3,000,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	3.03	% (a)	07/25/2030	2,981,616
500,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.46%, 6.46% Floor)	6.65	% (a)	04/20/2031	500,778
1,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.24	% (a)	10/20/2030	995,652
4,000,000	RRAM Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	3.13	% (a)	04/15/2030	4,000,359
1,000,000	Sound Point Ltd., Series 2020-1A-DR	0.01	% (a)(d)	07/20/2034	1,000,000
6,000,000	Sound Point Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	3.45	% (a)	07/15/2034	6,000,028
5,000,000	Sound Point Ltd., Series 2020-2A-D (3 Month LIBOR USD + 4.00%, 4.00% Floor)	4.18	% (a)	10/25/2031	5,031,342
5,000,000	Steele Creek Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.25%, 2.25% Floor)	2.43	% (a)	07/15/2032	5,002,537
5,000,000	Steele Creek Ltd., Series 2019-2A-BR (3 Month LIBOR USD + 1.85%, 1.85% Floor)	0.00	% (a)(q)	07/15/2032	5,000,000
3,500,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.78	% (a)	01/15/2030	3,472,102
1,500,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.23	% (a)	10/15/2031	1,502,796
1,000,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	2.83	% (a)	04/15/2028	1,001,341
1,500,000	TIAA Ltd., Series 2017-2A-B (3 Month LIBOR USD + 1.50%)	1.68	% (a)	01/16/2031	1,500,373
6,000,000	Trimaran CAVU LLC, Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.39	% (a)	07/20/2032	6,045,188
500,000	Upland Ltd., Series 2016-1A-CR (3 Month LIBOR USD + 2.90%)	3.09	% (a)	04/20/2031	498,173
500,000	Vibrant Ltd., Series 2015-3A-A2RR (3 Month LIBOR USD + 1.85%)	2.04	% (a)	10/20/2031	499,270
3,900,000	Voya Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 2.95%)	3.13	% (a)	10/15/2030	3,759,976
1,500,000	Voya Ltd., Series 2017-3A-CR (3 Month LIBOR USD + 3.15%)	3.34	% (a)	04/20/2034	1,499,308

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,000,000	Wellfleet Ltd., Series 2019-XA-A1R (3 Month LIBOR USD + 1.17%)	1.34	% (a)	07/20/2032	10,003,950
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	6.94	% (a)	10/18/2030	2,009,981
2,000,000	Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.19	% (a)	07/18/2031	1,929,103
4,000,000	Wind River Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.08	% (a)	01/15/2031	3,888,602
2,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.93	% (a)	01/15/2031	1,882,452
1,500,000	Wind River Ltd., Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.58	% (a)	10/22/2031	1,460,700
7,975,000	Wind River Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 5.55%)	5.73	% (a)	10/15/2027	7,833,438
3,500,000	Wind River Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%)	3.03	% (a)	07/15/2028	3,495,484
2,000,000	Wind River Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.72%, 3.72% Floor)	3.91	% (a)	04/18/2036	1,980,458
1,750,000	Wind River Ltd., Series 2017-1A-ER (3 Month LIBOR USD + 7.06%, 7.06% Floor)	7.25	% (a)	04/18/2036	1,718,025
1,500,000	Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	0.00	% (a)(q)	04/15/2035	1,520,625
1,500,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	2.81	% (a)	11/20/2030	1,467,772
1,500,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	3.08	% (a)	07/15/2030	1,452,669
3,500,000	Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	3.18	% (a)	07/15/2030	3,475,991
2,500,000	York Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.05%)	2.23	% (a)	07/22/2032	2,502,698

Total Collateralized Loan Obligations (Cost $249,210,696)					247,583,170

Foreign Corporate Bonds - 8.7%
200,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	193,326
400,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	419,613
200,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	190,711
1,000,000	AES Andres B.V.	5.70	% (a)	05/04/2028	1,037,500
200,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35	% (a)	10/07/2079	213,700
600,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	641,100
1,500,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13	% (a)	03/26/2079	1,607,857
700,000	AES Panama Generation Holdings SRL	4.38%		05/31/2030	733,390
200,000	AES Panama Generation Holdings SRL	4.38	% (a)	05/31/2030	209,540
750,000	AI Candelaria Spain SLU	5.75	% (a)	06/15/2033	773,265
400,000	Altice Financing S.A.	5.00	% (a)	01/15/2028	393,194
200,000	Altice France S.A.	6.00	% (a)	02/15/2028	199,436
400,000	Antofagasta PLC	2.38%		10/14/2030	385,900
400,000	ARD Finance S.A. (7.25% PIK)	6.50	% (a)	06/30/2027	420,832
200,000	Avation Capital S.A. (9.00% PIK)	8.25	% (a)	10/31/2026	166,475
200,000	Baidu, Inc.	3.43%		04/07/2030	216,874
200,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75	% (a)	02/15/2029	218,468
550,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	544,233

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
600,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(h)	04/22/2031	631,011
400,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13	% (a)	07/01/2030	398,360
600,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	597,540
650,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	685,506
600,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38	% (a)	01/28/2031	619,122
900,000	Banco General S.A. (10 Year CMT Rate + 3.67%)	5.25	% (a)(h)	05/07/2031	943,204
300,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	301,202
1,600,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	1,593,872
200,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75	% (a)	11/04/2026	166,755
1,500,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	1,250,663
1,400,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (h)	01/10/2028	1,591,450
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(h)	06/27/2029	226,250
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (h)	06/27/2029	226,250
1,300,000	Bangkok Bank PCL (5 Year CMT Rate + 4.73%)	5.00	% (h)	09/23/2025	1,373,359
1,000,000	BBVA Colombia S.A.	4.88%		04/21/2025	1,047,780
2,000,000	BDO Unibank, Inc.	2.95%		03/06/2023	2,070,600
265,000	Bombardier, Inc.	7.88	% (a)	04/15/2027	275,271
1,000,000	Braskem Finance Company (5 Year CMT Rate + 8.22%)	8.50	% (a)	01/23/2081	1,166,350
1,100,000	Canacol Energy Ltd.	7.25%		05/03/2025	1,170,747
600,000	CAP S.A.	3.90	% (a)	04/27/2031	601,089
2,200,000	Chile Electricity PEC SpA	0.00	% (a)	01/25/2028	1,798,577
300,000	CIMB Bank BHD	3.26%		03/15/2022	305,223
1,000,000	CK Hutchison International Ltd.	2.50	% (a)	05/08/2030	1,023,453
400,000	Cosan Overseas Ltd.	0.00%		12/29/2049	411,500
200,000	Credito Real S.A.B. de C.V.	9.50	% (a)	02/07/2026	186,664
1,650,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (h)	11/29/2022	1,167,375
800,000	CSN Islands Corporation	7.00	% (h)	09/23/2021	809,380
200,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	199,649
400,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	431,873
2,400,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60	% (h)	09/07/2021	2,413,176
319,743	Digicel Group Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)	04/01/2025	269,223
339,857	Digicel Group Ltd. (7.00% PIK)	7.00	% (a)(h)	07/16/2021	264,273
1,000,000	Docuformas SAPI de C.V.	10.25	% (a)	07/24/2024	951,080
450,000	eG Global Finance PLC	8.50	% (a)	10/30/2025	477,493
765,050	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	768,072
1,022,160	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	1,060,631
1,600,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	1,143,758
135,000	Empresa Generadora de Electricidad Itabo S.A.	7.95	% (a)	05/11/2026	139,845
540,000	Empresa Generadora de Electricidad Itabo S.A.	7.95%		05/11/2026	559,381
1,100,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	1,091,976
650,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	643,445
200,000	ENN Energy Holdings Ltd.	3.25%		07/24/2022	204,255
517,059	Fenix Power Peru S.A.	4.32%		09/20/2027	526,397
200,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	232,370

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,600,000	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (a)	03/31/2034	2,559,203
300,000	Galaxy Pipeline Assets Bidco Ltd.	2.63%		03/31/2036	295,049
475,000	Garda World Security Corporation	4.63	% (a)	02/15/2027	478,332
335,000	Garda World Security Corporation	6.00	% (a)	06/01/2029	332,925
293,000	Geopark Ltd.	6.50%		09/21/2024	303,229
385,000	GFL Environmental, Inc.	4.00	% (a)	08/01/2028	380,890
400,000	Gilex Holding SARL	8.50	% (a)	05/02/2023	408,574
450,000	Gilex Holding SARL	8.50%		05/02/2023	459,646
2,600,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	2,317,237
200,000	Gran Tierra Energy, Inc.	7.75	% (a)	05/23/2027	178,002
215,694	Grupo Idesa S.A. de C.V. (10.38% PIK)	10.13	% (a)	05/22/2026	124,650
900,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	950,625
400,000	Inkia Energy Ltd.	5.88%		11/09/2027	413,872
380,000	Intelligent Packaging Ltd.	6.00	% (a)	09/15/2028	396,209
380,000	Intelsat Jackson Holdings S.A.	0.01	% (f)	08/01/2023	218,025
35,079	Invepar Holdings	0.00	% (e)(f)	12/30/2028	–
200,000	Investment Energy Resources Ltd.	6.25	% (a)	04/26/2029	216,750
1,500,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63	% (h)	02/27/2025	1,446,765
900,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63	% (a)(h)	02/27/2025	868,059
400,000	JBS Finance Luxembourg SARL	3.63	% (a)	01/15/2032	400,276
1,700,000	JD.com, Inc.	3.38%		01/14/2030	1,816,547
300,000	JSW Hydro Energy Ltd.	4.13	% (a)	05/18/2031	304,782
1,200,000	Kasikornbank PCL (5 Year CMT Rate + 4.94%)	5.28	% (h)	10/14/2025	1,273,908
600,000	Korea Development Bank	1.00%		09/09/2026	595,241
1,500,000	Korea East-West Power Company Ltd.	1.75%		05/06/2025	1,533,102
300,000	Korea East-West Power Company Ltd.	1.75	% (a)	05/06/2025	306,620
600,000	Korea Electric Power Corporation	1.13	% (a)	06/15/2025	599,161
200,000	Korea Hydro & Nuclear Power Co Ltd.	1.25	% (a)	04/27/2026	199,185
300,000	Kronos Acquisition Holdings, Inc.	5.00	% (a)	12/31/2026	304,939
150,000	Kronos Acquisition Holdings, Inc.	7.00	% (a)	12/31/2027	150,544
200,000	KT Corporation	1.00%		09/01/2025	198,274
900,000	KT Corporation	2.50%		07/18/2026	946,019
200,000	LG Chem Ltd.	2.38	% (a)	07/07/2031	199,829
1,003,200	LLPL Capital Pte Ltd.	6.88	% (a)	02/04/2039	1,167,740
2,300,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	2,326,392
2,000,000	Malaysia Wakala Sukuk BHD	3.08	% (a)	04/28/2051	2,081,509
330,000	Mattamy Group Corporation	4.63	% (a)	03/01/2030	337,755
310,000	MEG Energy Corporation	7.13	% (a)	02/01/2027	331,089
60,000	MEG Energy Corporation	5.88	% (a)	02/01/2029	62,635
500,000	MEGlobal Canada ULC	5.00	% (a)	05/18/2025	561,945
900,000	Minejesa Capital B.V.	4.63%		08/10/2030	955,305
2,100,000	Minejesa Capital B.V.	5.63%		08/10/2037	2,280,327
1,400,000	Minerva Luxembourg S.A.	4.38	% (a)	03/18/2031	1,392,650
400,000	Nexa Resources S.A.	5.38%		05/04/2027	430,692
500,000	NongHyup Bank	1.25	% (a)	07/20/2025	500,616
400,000	Ooredoo International Finance Ltd.	3.25%		02/21/2023	417,330

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
200,000	Ooredoo International Finance Ltd.	3.75%		06/22/2026	221,178
400,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	415,752
400,000	Oversea-Chinese Banking Corporation Ltd.	4.25%		06/19/2024	435,791
600,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	601,656
800,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	802,208
1,700,000	Pampa Energia S.A.	7.50%		01/24/2027	1,525,954
150,000	Pampa Energia S.A.	9.13%		04/15/2029	137,426
505,777	Panama Metro Line SP	0.00	% (a)	12/05/2022	495,021
369,671	Panama Metro Line SP	0.00%		12/05/2022	361,810
1,500,000	Peru LNG SRL	5.38%		03/22/2030	1,298,768
800,000	Perusahaan Penerbit SBSN Indonesia III	2.55	% (a)	06/09/2031	802,200
2,350,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	2,750,828
400,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	400,640
700,000	Petronas Capital Ltd.	2.48	% (a)	01/28/2032	705,388
600,000	POSCO	2.38%		01/17/2023	614,680
1,700,000	POSCO	2.75%		07/15/2024	1,788,398
330,000	Primo Water Holdings, Inc.	4.38	% (a)	04/30/2029	330,412
800,000	PSA Treasury Pte Ltd.	2.13%		09/05/2029	816,870
200,000	PSA Treasury Pte Ltd.	2.25%		04/30/2030	205,658
200,000	PTTEP Treasury Center Company Ltd.	2.59	% (a)	06/10/2027	207,686
500,000	Reliance Industries Ltd.	5.40%		02/14/2022	513,918
500,000	SA Global Sukuk Ltd.	2.69	% (a)	06/17/2031	506,830
800,000	Shinhan Financial Group Co Ltd. (5 Year CMT Rate + 2.06%)	2.88	% (a)(h)	05/12/2026	796,384
200,000	SingTel Group Treasury Pte Ltd.	1.88%		06/10/2030	198,421
266,010	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	303,043
400,000	State Grid Overseas Investment Ltd.	3.13%		05/22/2023	417,723
400,000	State Grid Overseas Investment Ltd.	1.00%		08/05/2025	395,944
1,726,887	Stoneway Capital Corporation	10.00	% (f)	03/01/2027	509,432
300,000	Superior Plus LP	4.50	% (a)	03/15/2029	309,393
300,000	Suzano Austria GmbH	3.13%		01/15/2032	297,486
180,000	Telesat LLC	4.88	% (a)	06/01/2027	174,015
3,300,000	Temasek Financial Ltd.	1.00	% (a)	10/06/2030	3,116,645
1,900,000	Tencent Holdings Ltd.	2.39	% (a)	06/03/2030	1,895,193
255,000	Tervita Corporation	11.00	% (a)	12/01/2025	286,041
275,000	Titan Acquisition Ltd.	7.75	% (a)	04/15/2026	285,747
788,777	UEP Penonome S.A.	6.50%		10/01/2038	808,015
1,035,269	UEP Penonome S.A.	6.50	% (a)	10/01/2038	1,060,519
200,000	UltraTech Cement Ltd.	2.80%		02/16/2031	193,831
3,200,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (h)	01/29/2025	2,389,984
500,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	507,113
2,200,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88	% (h)	10/19/2023	2,302,850
1,100,000	Vedanta Resources Finance PLC	9.25	% (a)	04/23/2026	966,531
2,300,000	Vedanta Resources Ltd.	6.13%		08/09/2024	1,930,390
200,000	Vertical Holding Company GMBH	7.63	% (a)	07/15/2028	217,438

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
450,000	Vertical Newco, Inc.	5.25	% (a)	07/15/2027	474,750
200,000	VTR Finance NV	6.38%		07/15/2028	212,717
800,000	Woori Bank (5 Year CMT Rate + 2.66%)	4.25	% (h)	10/04/2024	832,000

Total Foreign Corporate Bonds (Cost $114,217,877)					113,423,995

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 3.7%
700,000	Abu Dhabi Government International Bond	3.13	% (a)	04/16/2030	762,240
2,050,000	Abu Dhabi Government International Bond	3.13%		09/30/2049	2,096,843
300,000	Abu Dhabi Government International Bond	3.88%		04/16/2050	346,418
1,500,000	Brazilian Government International Bond	3.75%		09/12/2031	1,482,000
400,000	Brazilian Government International Bond	5.00%		01/27/2045	405,910
1,200,000	Brazilian Government International Bond	5.63%		02/21/2047	1,310,730
1,000,000	Chile Government International Bond	3.50%		01/25/2050	1,049,565
2,500,000	Chile Government International Bond	3.10%		01/22/2061	2,401,025
900,000	Colombia Government International Bond	3.13%		04/15/2031	882,261
1,300,000	Colombia Government International Bond	3.25%		04/22/2032	1,276,548
500,000	Colombia Government International Bond	5.00%		06/15/2045	532,975
2,000,000	Colombia Government International Bond	4.13%		05/15/2051	1,901,680
1,400,000	Dominican Republic International Bond	5.30	% (a)	01/21/2041	1,400,014
900,000	Dominican Republic International Bond	5.88%		01/30/2060	899,100
700,000	Indonesia Government International Bond	4.35%		01/11/2048	796,619
2,500,000	Indonesia Government International Bond	3.70%		10/30/2049	2,628,952
250,000	Malaysia Wakala Sukuk BHD	2.07	% (a)	04/28/2031	253,020
2,100,000	Mexico Government International Bond	4.28%		08/14/2041	2,209,494
1,700,000	Mexico Government International Bond	4.60%		02/10/2048	1,829,991
900,000	Mexico Government International Bond	4.50%		01/31/2050	958,770
1,800,000	Mexico Government International Bond	3.77%		05/24/2061	1,678,725
200,000	Panama Government International Bond	2.25%		09/29/2032	192,402
1,200,000	Panama Government International Bond	4.30%		04/29/2053	1,333,776
2,300,000	Panama Government International Bond	3.87%		07/23/2060	2,354,280
800,000	Perusahaan Penerbit	3.80%		06/23/2050	840,064
1,300,000	Peruvian Government International Bond	2.78%		01/23/2031	1,327,638
1,000,000	Peruvian Government International Bond	3.30%		03/11/2041	1,012,720
1,700,000	Peruvian Government International Bond	3.55%		03/10/2051	1,767,507
800,000	Philippine Government International Bond	2.46%		05/05/2030	833,593
1,100,000	Philippine Government International Bond	1.65%		06/10/2031	1,063,988
1,100,000	Philippine Government International Bond	3.70%		03/01/2041	1,192,686
1,700,000	Philippine Government International Bond	3.70%		02/02/2042	1,838,002
400,000	Philippine Government International Bond	2.95%		05/05/2045	387,157
400,000	Philippine Government International Bond	2.65%		12/10/2045	370,619
800,000	Qatar Government International Bond	3.38%		03/14/2024	859,216
500,000	Saudi Government International Bond	2.38%		10/26/2021	503,260
800,000	Saudi Government International Bond	2.88%		03/04/2023	831,168
1,000,000	Saudi Government International Bond	2.90	% (a)	10/22/2025	1,071,805
200,000	Saudi Government International Bond	3.75%		01/21/2055	211,855

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,700,000	Saudi Government International Bond	3.45%		02/02/2061	2,701,931

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $46,373,827)					47,796,547

Non-Agency Commercial Mortgage Backed Obligations - 14.6%
689,000	20 Times Square Trust, Series 2018-20TS-F	3.20	% (a)(i)	05/15/2035	667,095
658,000	20 Times Square Trust, Series 2018-20TS-G	3.20	% (a)(i)	05/15/2035	610,492
30,909,724	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XA	1.09	% (a)(i)(j)	05/15/2053	2,202,092
1,000,000	Arbor Realty Ltd., Series 2019-FL1-B (1 Month LIBOR USD + 1.70%)	1.77	% (a)	05/15/2037	1,002,500
1,216,000	Arbor Realty Ltd., Series 2020-FL1-B (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.92	% (a)	02/15/2035	1,220,205
1,017,000	AREIT Trust, Series 2019-CRE3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.77	% (a)	09/14/2036	1,000,354
1,532,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.12	% (a)	12/15/2036	1,469,131
1,898,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.47	% (a)	06/15/2035	1,869,012
1,399,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.42	% (a)	03/15/2036	1,393,193
11,578,360	BANK, Series 2017-BNK5-XA	1.20	% (i)(j)	06/15/2060	487,841
60,558,704	BANK, Series 2018-BN11-XA	0.62	% (i)(j)	03/15/2061	1,781,807
465,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.57	% (a)	08/15/2036	462,811
240,000	BBCMS Mortgage Trust, Series 2018-CBM-D (1 Month LIBOR USD + 2.39%, 2.39% Floor)	2.46	% (a)	07/15/2037	239,675
1,958,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	3.62	% (a)	07/15/2037	1,949,050
956,000	BBCMS Mortgage Trust, Series 2018-TALL-E (1 Month LIBOR USD + 2.44%, 2.44% Floor)	2.51	% (a)	03/15/2037	918,641
1,675,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.92	% (a)	11/15/2034	1,569,823
1,430,000	BB-UBS Trust, Series 2012-TFT-TE	3.68	% (a)(e)(i)	06/05/2030	1,179,075
1,216,000	BDS Ltd., Series 2019-FL4-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.83	% (a)	08/15/2036	1,217,250
1,678,000	BFLD, Series 2019-DPLO-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	2.61	% (a)	10/15/2034	1,644,780
1,661,100	BHP Trust, Series 2019-BXHP-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	1.84	% (a)	08/15/2036	1,663,960
925,000	Bsprt Issuer Ltd., Series 2018-FL4-D (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.82	% (a)	09/15/2035	923,276
397,646	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	07/15/2034	399,307
222,474	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.12	% (a)	07/15/2034	223,371
710,600	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	07/15/2034	714,440
1,685,550	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.32	% (a)	07/15/2034	1,694,007
611,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	2.04	% (a)	05/15/2035	612,472
530,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	2.49	% (a)	05/15/2035	531,543

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
367,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	2.99	% (a)	05/15/2035	366,913
2,250,000	BX Trust, Series 2019-CALM-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.07	% (a)	11/15/2032	2,253,658
2,000,000	BX Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	04/15/2034	1,992,469
2,229,000	BX Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	2.97	% (a)	04/15/2034	2,212,866
2,360,189	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	08/15/2036	2,328,841
2,820,000	BX Trust, Series 2021-VIEW-E (1 Month LIBOR USD + 3.60%, 3.60% Floor)	3.75	% (a)	06/15/2023	2,831,385
2,115,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.92	% (a)	10/15/2035	2,030,990
9,339,200	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.15	% (i)(j)	02/10/2050	416,489
4,218,409	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.80	% (i)(j)	05/10/2058	270,480
9,154,377	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.76	% (i)(j)	06/15/2050	596,626
22,058,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.85	% (a)(i)(j)	02/15/2033	469,335
212,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	3.81	% (a)	11/15/2036	213,155
1,636,948	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.11	% (i)(j)	10/10/2047	43,864
90,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (a)(i)	02/10/2048	89,739
6,894,517	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	2.01	% (i)(j)	05/10/2049	502,407
2,301,452	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.11	% (i)(j)	07/10/2049	171,739
530,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.87	% (a)	12/15/2036	526,048
1,040,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.72	% (a)	12/15/2036	1,023,906
1,216,000	CLNC Ltd., Series 2019-FL1-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.02	% (a)	08/20/2035	1,212,371
2,036,419	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.88	% (i)(j)	08/10/2046	27,846
961,346	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.12	% (i)(j)	05/10/2047	21,398
11,569,518	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.97	% (i)(j)	08/10/2048	336,548
6,928,810	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.06	% (i)(j)	10/10/2048	239,751
1,227,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.45	% (i)	02/10/2048	1,273,528
2,008,547	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.16	% (i)(j)	02/10/2048	52,967
815,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.48	% (i)	07/10/2048	857,991
10,333,574	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.83	% (i)(j)	07/10/2048	241,582
406,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.77	% (i)	10/10/2048	439,544
2,935,738	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.12	% (i)(j)	02/10/2049	106,140
2,228,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-D (1 Month LIBOR USD + 2.18%, 2.18% Floor)	2.25	% (a)	09/15/2033	2,200,293

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
900,000	Commercial Mortgage Pass-Through Certificates, Series 2021-LBA-G (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.72	% (a)	03/15/2038	904,555
2,692	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	2,829
1,974,822	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.69	% (a)(i)(j)	09/15/2037	39,684
2,134,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.72	% (a)	05/15/2036	2,143,137
2,364,851	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.97	% (i)(j)	04/15/2050	57,569
45,045,097	CSAIL Commercial Mortgage Trust, Series 2018-CX12-XA	0.76	% (i)(j)	08/15/2051	1,574,020
32,966,188	CSAIL Commercial Mortgage Trust, Series 2021-C20-XA	1.17	% (i)(j)	03/15/2054	2,693,015
18,269,000	CSAIL Commercial Mortgage Trust, Series 2021-C20-XD	1.60	% (a)(i)(j)	03/15/2054	2,261,351
1,084,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	3.62	% (a)	07/15/2032	1,028,274
2,477,000	CSMC Trust, Series 2020-FACT-D (1 Month LIBOR USD + 3.71%, 3.71% Floor)	3.78	% (a)	10/15/2037	2,516,141
1,898,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%, 2.45% Floor)	2.67	% (a)	06/15/2033	1,858,709
1,980,649	DBGS Mortgage Trust, Series 2018-BIOD-F (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.07	% (a)	05/15/2035	1,987,322
1,216,000	Exantas Capital Corporation Ltd., Series 2020-RSO8-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.87	% (a)	03/15/2035	1,219,969
2,858,000	Extended Stay America Trust, Series 2021-ESH-D (1 Month LIBOR USD + 2.25%, 2.25% Floor)	2.33	% (a)	07/15/2038	2,877,477
2,264,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09	% (a)(i)	12/10/2036	2,284,681
699,936	FREMF Mortgage Trust, Series 2015-KF08-B (1 Month LIBOR USD + 4.85%, 4.85% Floor)	4.94	% (a)	02/25/2022	700,409
699,992	FREMF Mortgage Trust, Series 2016-KF18-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	5.59	% (a)	05/25/2026	700,254
107,692	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.14	% (a)	07/25/2023	109,088
571,184	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.44	% (a)	12/25/2026	570,172
700,003	FREMF Mortgage Trust, Series 2017-KF28-B (1 Month LIBOR USD + 4.00%, 4.00% Floor)	4.09	% (a)	01/25/2024	700,677
700,066	FREMF Mortgage Trust, Series 2017-KF30-B (1 Month LIBOR USD + 3.25%, 3.25% Floor)	3.34	% (a)	03/25/2027	699,277
1,832,752	FREMF Mortgage Trust, Series 2017-KF34-B (1 Month LIBOR USD + 2.70%, 2.55% Floor)	2.79	% (a)	08/25/2024	1,836,377
675,063	FREMF Mortgage Trust, Series 2018-KF44-B (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.24	% (a)	02/25/2025	673,656
1,179,567	FREMF Mortgage Trust, Series 2018-KF49-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.99	% (a)	06/25/2025	1,161,483
439,208	FREMF Mortgage Trust, Series 2019-KF61-B (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.29	% (a)	04/25/2029	439,366
2,488,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.20	% (a)	12/15/2036	2,448,474
1,216,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.67	% (a)	09/15/2037	1,219,877
2,500,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.07	% (a)	09/15/2037	2,509,315
2,370,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.47	% (a)	09/15/2037	2,364,978

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,509,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-E (1 Month LIBOR USD + 1.55%, 1.55% Floor)	1.62	% (a)	07/15/2035	1,426,298
2,413,401	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.63	% (i)(j)	02/10/2046	45,971
7,593,234	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.85	% (i)(j)	09/10/2047	150,706
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.17	% (a)	07/15/2031	820,418
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.87	% (a)	07/15/2031	804,992
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.93% Floor)	4.00	% (a)	07/15/2031	753,301
2,302,000	GS Mortgage Securities Corporation, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.88% Floor)	1.95	% (a)	06/15/2036	2,265,828
146,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66	% (a)(i)	11/10/2047	98,294
7,086,109	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.91	% (i)(j)	11/10/2048	205,559
5,476,209	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.90	% (i)(j)	05/10/2049	381,827
169,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	5.07	% (a)(i)	03/10/2033	184,131
336,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	5.07	% (a)(i)	03/10/2033	354,169
457,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	5.07	% (a)(i)	03/10/2033	466,028
442,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	5.07	% (a)(i)	03/10/2033	437,839
553,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	5.07	% (a)(i)	03/10/2033	535,176
725,000	GS Mortgage Securities Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.67	% (a)	08/15/2032	690,383
2,377,000	GSCG Trust, Series 2019-600C-E	4.12	% (a)(i)	09/06/2034	2,361,584
433,000	Hilton Orlando Trust, Series 2018-ORL-E (1 Month LIBOR USD + 2.80%, 2.65% Floor)	2.87	% (a)	12/15/2034	434,540
1,853,232	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	11/15/2036	1,822,174
391,486	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.22	% (a)	06/15/2034	388,716
391,486	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.92	% (a)	06/15/2034	390,572
2,427,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-C20-B	4.40	% (i)	07/15/2047	2,607,756
49,966	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	06/15/2032	49,888
504,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.67	% (a)	06/15/2032	505,491
200,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.17	% (a)	06/15/2032	200,718
64,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.07	% (a)	06/15/2035	64,300
2,100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2021-MHC-E (1 Month LIBOR USD + 2.45%, 2.45% Floor)	2.52	% (a)	04/15/2038	2,110,457
120,074	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	96,481
1,376,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-C	4.72	% (i)	07/15/2047	1,405,984
5,730,540	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.81	% (i)(j)	12/15/2049	134,098
1,431,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14	% (a)(i)	10/05/2031	1,408,138

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,957,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (a)(i)	07/05/2033	2,023,054
2,555,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.07	% (a)	07/15/2036	2,532,025
766,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34	% (a)	05/05/2032	777,769
784,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.60	% (a)(i)	05/05/2032	798,257
915,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.60	% (a)(i)	05/05/2032	905,696
960,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.60	% (a)(i)	05/05/2032	877,123
1,049,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.60	% (a)(i)	05/05/2032	907,445
1,685,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	1,703,744
1,532,014	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.96	% (i)(j)	02/15/2047	26,766
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.63	% (i)	09/15/2047	103,990
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.59	% (i)	11/15/2047	147,985
425,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.52	% (i)	01/15/2048	443,827
2,134,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	2,215,642
1,115,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.34	% (i)	05/15/2048	1,107,227
4,291,592	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.79	% (i)(j)	05/15/2048	93,852
4,872,294	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.98	% (i)(j)	08/15/2048	144,292
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77	% (i)	12/15/2048	501,347
2,532,000	LCCM, Series 2017-LC26-C	4.71	% (a)	07/12/2050	2,540,145
1,216,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.77	% (a)	05/15/2036	1,216,011
3,415,121	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.92	% (a)(i)(j)	03/10/2049	150,958
15,147,414	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.14	% (a)(i)(j)	03/10/2050	423,755
2,999,687	Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2021-Q015-B (Secured Overnight Financing Rate 30 Day Average + 2.85%)	2.87	% (a)	08/25/2024	3,005,525
2,538,000	MFT Trust, Series 2020-ABC-D	3.59	% (a)(i)	02/10/2042	2,468,543
2,500,000	MKT Mortgage Trust, Series 2020-525M-F	3.04	% (a)(i)	02/12/2040	2,296,911
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.68	% (i)	10/15/2047	104,451
360,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.28	% (i)	07/15/2050	378,187
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.66	% (i)	12/15/2047	288,174
393,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.27	% (a)	11/15/2034	390,194
590,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	11/15/2034	577,862
284,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.42	% (a)	11/15/2034	266,241
561,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.72	% (a)	07/15/2035	561,376

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
837,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.62	% (a)	07/15/2035	836,023
561,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.12	% (a)	07/15/2035	554,211
2,489,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	4.34	% (a)	12/15/2036	2,496,611
490,286	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.22	% (a)	08/15/2034	492,010
1,957,170	Motel 6 Trust, Series 2017-MTL6-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.32	% (a)	08/15/2034	1,969,301
2,500,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.12	% (a)	10/15/2037	2,509,288
1,919,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.27	% (a)	06/15/2035	1,715,409
1,183,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.62	% (a)(i)	01/15/2037	1,230,116
685,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.62	% (a)(i)	01/15/2037	701,527
639,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ3	3.62	% (a)(i)	01/15/2037	644,006
1,611,300	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK1	3.36	% (a)(i)	12/15/2036	1,614,386
1,216,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	02/15/2036	1,217,294
2,521,000	One Market Plaza Trust, Series 2017-1MKT-E	4.14	% (a)	02/10/2032	2,560,431
1,500,000	One New York Plaza Trust, Series 2020-1NYP-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.27	% (a)	01/15/2026	1,518,259
2,750,000	RLGH Trust, Series 2021-TROT-D (1 Month LIBOR USD + 1.71%, 1.71% Floor)	1.79	% (a)	04/15/2036	2,751,176
1,573,000	STWD Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.47	% (a)	07/15/2038	1,570,647
1,283,167	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.33%, 3.18% Floor)	3.41	% (a)	11/11/2034	1,265,310
300,000	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	2.97	% (a)	03/15/2038	301,513
1,097,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86	% (i)	02/15/2051	1,232,436
15,712,077	UBS Commercial Mortgage Trust, Series 2018-C8-XA	1.03	% (i)(j)	02/15/2051	736,581
1,321,442	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.73	% (a)	09/15/2036	1,298,419
150,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94	% (a)	08/15/2050	27,000
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	100,721
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.23	% (i)	05/15/2048	423,271
9,936,532	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	1.04	% (i)(j)	09/15/2058	316,685
5,248,460	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.12	% (i)(j)	11/15/2048	185,254
2,143,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-B	3.72%		04/15/2050	2,283,279
2,018,836	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.23	% (i)(j)	05/15/2048	65,344
6,969,898	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.80	% (i)(j)	07/15/2058	158,735
2,108,794	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.78	% (i)(j)	03/15/2059	131,375
4,816,059	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.75	% (i)(j)	11/15/2049	249,183
14,907,709	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.16	% (i)(j)	07/15/2050	701,958
2,423,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-C	4.66	% (i)	11/15/2050	2,510,401

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,971,581	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.65	% (i)(j)	01/15/2060	171,176
2,267,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	5.10	% (i)	09/15/2061	2,473,961
1,136,277	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.57	% (a)	02/15/2040	1,151,930
1,136,277	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-E (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.72	% (a)	02/15/2040	1,153,736
3,133,676	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.18	% (i)(j)	08/15/2047	79,770

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $194,632,844)					189,559,132

Non-Agency Residential Collateralized Mortgage Obligations - 22.8%
3,685,169	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.18%		01/25/2037	2,721,036
1,495,785	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.34%		01/25/2037	1,137,482
3,633,628	Alternative Loan Trust, Series 2006-6CB-2A10	6.00%		05/25/2036	2,299,338
2,838,100	Alternative Loan Trust, Series 2006-OA6-1A1A (1 Month LIBOR USD + 0.21%, 0.42% Floor)	0.30%		07/25/2046	2,658,498
1,000,000	AMSR Trust, Series 2020-SFR4-E1	2.21	% (a)	11/17/2037	995,896
8,435,257	APS Resecuritization Trust, Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	1.09	% (a)(k)	10/27/2046	7,088,263
1,943,257	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2007-HE2-A4 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.32%		05/25/2037	1,581,043
1,631,031	Bayview Opportunity Master Fund Trust, Series 2018-SBR4-A1	4.38	% (a)(b)	06/28/2033	1,658,669
1,387,158	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	2.91	% (i)	07/25/2036	1,336,981
891,624	Bear Stearns Alt-A Trust, Series 2006-4-22A1	3.22	% (i)	08/25/2036	778,556
2,216,558	Chase Mortgage Finance Trust, Series 2007-S4-A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.69%		06/25/2037	774,553
5,815,867	CHL Mortgage Pass-Through Trust, Series 2007-14-A19	6.00%		09/25/2037	4,399,693
3,965,517	CHL Mortgage Pass-Through Trust, Series 2007-9-A13	5.75%		07/25/2037	2,991,469
8,688,000	CHL Mortgage Pass-Through Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.75%)	2.84	% (a)	05/25/2023	8,714,292
906,523	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	900,569
326,107	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	283,512
560,776	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	288,810
363,332	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	305,616
545,443	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	382,940
254,632	Countrywide Home Loans, Series 2005-HYB9-3A2A (12 Month LIBOR USD + 1.75%, 11.00% Cap)	2.20%		02/20/2036	226,296
296,986	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	235,918
552,353	Countrywide Home Loans, Series 2007-HY1-1A1	2.79	% (i)	04/25/2037	540,985
316,387	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-2-A5A	6.58	% (l)	09/25/2036	151,412
468,620	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	299,197
246,216	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	196,338
1,136,521	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.61	% (a)(i)	07/27/2036	1,121,852
56,487	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.12	% (a)(i)	11/27/2037	56,914
7,700,000	CSMC Trust, Series 2020-RPL6-A2	3.27	% (a)(i)	03/25/2059	7,640,785

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
145,029	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50	% (a)(i)	07/27/2037	137,903
259,243	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01	% (i)	10/25/2036	256,050
6,452,000	FirstKey Homes Trust, Series 2021-SFR1-F1	3.24	% (a)	08/17/2028	6,500,338
15,000,000	FMC GMSR Issuer Trust, Series 2019-GT1-A	5.07	% (a)(i)	05/25/2024	15,105,576
500,000	GCAT LLC, Series 2019-NQM3-B1	3.95	% (a)(i)	11/25/2059	522,426
13,429,368	Home Partners of America Trust, Series 2019-2-F	3.87	% (a)	10/19/2039	13,376,846
1,052,664	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	0.36%		02/25/2037	993,060
1,562,695	IndyMac Mortgage Loan Trust, Series 2006-AR19-2A1	3.22	% (i)	08/25/2036	1,460,690
471,510	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	322,001
454,086	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	2.98	% (i)	04/25/2037	423,758
3,300,000	Legacy Mortgage Asset Trust, Series 2021-GS1-A2	3.84	% (a)(b)	10/25/2066	3,317,209
132,587	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	101,636
6,697,677	Lehman Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor)	0.49%		06/25/2046	6,723,666
3,000,000	LoanDepot GMSR Master Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.87	% (a)	10/16/2023	3,006,902
91,270	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.50	% (i)	04/25/2036	65,715
297,086	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	182,173
596,816	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	365,077
19,854,334	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6-A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	0.37%		11/25/2037	13,534,473
5,876,017	Morgan Stanley Mortgage Loan Trust, Series 2005-7-3A1	4.89	% (i)	11/25/2035	4,908,127
96,557	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	80,514
320,925	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.49	% (i)	02/25/2036	256,324
525,089	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75	% (i)	04/25/2037	343,253
10,364,497	Morgan Stanley Resecuritization Trust, Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	1.09	% (a)(e)	12/26/2046	9,837,172
2,770,881	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	0.27%		05/25/2036	2,701,158
2,875,824	New Residential Mortgage Loan Trust, Series 2018-FNT2-B	4.09	% (a)	07/25/2054	2,877,101
3,600,000	New York Mortgage Trust, Series 2021-BPL1-A2	2.98	% (a)(b)	05/25/2026	3,599,027
11,458,227	NovaStar Mortgage Funding Trust Series, Series 2006-3-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.41%		10/25/2036	8,892,664
10,505,307	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.85	% (a)	05/27/2023	10,413,961
965,234	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	2.80	% (a)	10/27/2022	969,201
500,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.09	% (a)	03/25/2026	502,755
17,600,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	2.44	% (a)	04/25/2023	17,539,678
3,100,000	Progress Residential Trust, Series 2019-SFR4-F	3.68	% (a)	10/17/2036	3,175,152
1,100,000	Progress Residential Trust, Series 2021-SFR1-G	3.86	% (a)	04/17/2038	1,100,766
7,500,000	Progress Residential Trust, Series 2021-SFR2-F	3.40	% (a)	04/19/2038	7,491,424
8,100,000	Progress Residential Trust, Series 2021-SFR3-F	3.44	% (a)	05/17/2026	8,206,236
6,360,385	PRPM LLC, Series 2019-GS1-A2	4.75	% (a)(i)	10/25/2024	6,402,462
3,000,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(i)	03/25/2026	3,001,406

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
388,666	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	382,003
1,652,496	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		02/25/2036	1,036,895
364,673	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	231,150
3,867,618	Residential Funding Mortgage Securities Trust, Series 2006-S8-A10	6.00%		09/25/2036	3,673,583
5,750,000	Residential Mortgage Loan Trust, Series 2020-1-B1	3.95	% (a)(i)	02/25/2024	5,971,815
5,716,974	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.24%		06/25/2037	4,656,272
8,259,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH2-M1	4.33	% (a)(i)	06/25/2055	8,475,689
1,000,000	Stanwich Mortgage Loan Company, Series 2019-NPB1-A2	4.50	% (a)(b)	08/15/2024	1,001,240
1,116,000	Starwood Mortgage Residential Trust, Series 2019-INV1-B1	3.66	% (a)(i)	09/27/2049	1,130,996
1,006,887	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.14	% (i)	12/25/2035	970,253
9,217,200	Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-OSI-A4 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.29%		06/25/2037	7,377,435
6,599,819	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.28	% (a)	03/25/2037	5,406,016
13,418,854	TBW Mortgage Backed Pass Through, Series 2006-3-4A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	0.49%		07/25/2036	640,397
13,418,941	TBW Mortgage Backed Pass Through, Series 2006-3-4A3 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	7.01	% (j)(m)	07/25/2036	2,115,795
6,600,000	Toorak Mortgage Corporation Ltd., Series 2021-1-A2	3.10	% (a)(b)	06/25/2024	6,608,070
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-F	3.75	% (a)	03/17/2038	5,125,795
3,094,143	Velocity Commercial Capital Loan Trust, Series 2018-2-M2	4.51	% (a)(i)	10/26/2048	3,216,123
782,779	Velocity Commercial Capital Loan Trust, Series 2018-2-M3	4.72	% (a)(i)	10/26/2048	806,952
1,615,702	Velocity Commercial Capital Loan Trust, Series 2019-1-M5	5.70	% (a)(i)	03/25/2049	1,655,413
3,258,906	Velocity Commercial Capital Loan Trust, Series 2019-2-M4	3.99	% (a)(i)	07/25/2049	3,297,898
3,100,000	Verus Securitization Trust, Series 2019-INV3-B1	3.73	% (a)(i)	11/25/2059	3,124,113
6,531,317	Verus Securitization Trust, Series 2020-NPL1-A1	3.60	% (a)(b)	08/25/2050	6,561,825
2,600,000	Verus Securitization Trust, Series 2021-3-B1	3.20	% (a)(i)	06/25/2066	2,618,756
3,000,000	Verus Securitization Trust, Series 2021-R2-B1	3.25	% (a)(i)	02/25/2064	3,029,762
1,057,559	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6-2A2	2.86	% (i)	06/25/2037	1,042,352
704,846	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	724,697
386,569	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	383,998
4,534,286	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2007-2-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.39%		04/25/2037	3,807,676

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $301,485,892)					295,533,762

US Corporate Bonds - 5.6%
425,000	Academy Ltd.	6.00	% (a)	11/15/2027	455,742
475,000	Acuris Finance US, Inc.	5.00	% (a)	05/01/2028	474,983
215,000	Aethon United Finance Corporation	8.25	% (a)	02/15/2026	233,055
230,000	Air Methods Corporation	8.00	% (a)	05/15/2025	217,637
400,000	Alliant Holdings Intermediate LLC	6.75	% (a)	10/15/2027	420,892
205,000	Allied Universal Holding Company	6.63	% (a)	07/15/2026	217,603
475,000	Allied Universal Holding Company	9.75	% (a)	07/15/2027	523,687
55,000	Ambience Merger Sub, Inc.	4.88	% (a)	07/15/2028	55,275
115,000	Ambience Merger Sub, Inc.	7.13	% (a)	07/15/2029	116,437

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
680,000	American Airlines, Inc.	5.75	% (a)	04/20/2029	736,100
2,860,037	American Airlines, Inc.	5.25%		01/15/2024	2,852,887
239,000	Antero Midstream Partners LP	5.75	% (a)	03/01/2027	249,288
230,000	Antero Resources Corporation	5.38	% (a)	03/01/2030	235,032
120,000	Apache Corporation	4.63%		11/15/2025	129,941
225,000	Apache Corporation	4.38%		10/15/2028	239,825
180,000	APi Group DE, Inc.	4.13	% (a)	07/15/2029	179,213
85,000	Arches Buyer, Inc.	4.25	% (a)	06/01/2028	84,165
290,000	Arconic Corporation	6.13	% (a)	02/15/2028	311,957
250,000	ASGN, Inc.	4.63	% (a)	05/15/2028	262,541
40,000	AssuredPartners, Inc.	5.63	% (a)	01/15/2029	40,080
105,000	Austin BidCo, Inc.	7.13	% (a)	12/15/2028	107,805
165,000	Avantor, Inc.	4.63	% (a)	07/15/2028	174,408
445,000	Avaya, Inc.	6.13	% (a)	09/15/2028	476,884
385,000	Axalta Coating Systems LLC	4.75	% (a)	06/15/2027	404,508
185,000	B&G Foods, Inc.	5.25%		09/15/2027	192,916
110,000	Banff Merger Sub, Inc.	9.75	% (a)	09/01/2026	115,912
375,000	Bausch Health Companies, Inc.	7.00	% (a)	01/15/2028	387,360
300,000	Bausch Health Companies, Inc.	4.88	% (a)	06/01/2028	307,425
315,000	Bausch Health Companies, Inc.	5.25	% (a)	01/30/2030	293,344
120,000	Beacon Roofing Supply, Inc.	4.13	% (a)	05/15/2029	119,855
150,000	Blue Racer Midstream LLC	7.63	% (a)	12/15/2025	162,750
25,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	26,817
400,000	Boyd Gaming Corporation	4.75	% (a)	06/15/2031	415,500
485,000	Boyne USA, Inc.	4.75	% (a)	05/15/2029	501,788
125,000	Builders FirstSource, Inc.	6.75	% (a)	06/01/2027	134,254
210,000	Calpine Corporation	4.50	% (a)	02/15/2028	214,462
130,000	Calpine Corporation	5.13	% (a)	03/15/2028	132,459
210,000	Calpine Corporation	4.63	% (a)	02/01/2029	207,048
90,000	Carlson Travel, Inc.	6.75	% (a)	12/15/2025	83,111
250,000	Carnival Corporation	5.75	% (a)	03/01/2027	262,187
220,000	Carvana Corporation	5.63	% (a)	10/01/2025	229,296
385,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	403,076
355,000	CCO Holdings LLC	4.75	% (a)	03/01/2030	375,856
295,000	CCO Holdings LLC	4.50	% (a)	08/15/2030	307,527
420,000	Cedar Fair LP	5.25%		07/15/2029	433,520
140,000	Centene Corporation	3.00%		10/15/2030	143,994
265,000	Centene Corporation	2.50%		03/01/2031	261,687
270,000	Century Communities, Inc.	6.75%		06/01/2027	287,619
310,000	CenturyLink, Inc.	5.13	% (a)	12/15/2026	322,764
280,000	CenturyLink, Inc.	4.00	% (a)	02/15/2027	285,950
270,000	Chesapeake Energy Corporation	5.88	% (a)	02/01/2029	292,612
115,000	Clarivate Science Holdings Corporation	4.88	% (a)	06/30/2029	118,162
110,000	Clean Harbors, Inc.	5.13	% (a)	07/15/2029	120,015
55,000	Clear Channel Outdoor Holdings, Inc.	7.75	% (a)	04/15/2028	57,684
170,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	176,220

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
305,000	Clearway Energy Operating LLC	4.75	% (a)	03/15/2028	320,314
407,000	CNX Midstream Partners LP	6.50	% (a)	03/15/2026	427,452
125,000	CNX Resources Corporation	6.00	% (a)	01/15/2029	135,327
150,000	CommScope Technologies LLC	5.00	% (a)	03/15/2027	153,750
290,000	Community Health Systems, Inc.	6.00	% (a)	01/15/2029	310,684
205,000	Community Health Systems, Inc.	6.88	% (a)	04/15/2029	215,124
270,000	Community Health Systems, Inc.	4.75	% (a)	02/15/2031	271,350
270,000	Consolidated Communications, Inc.	5.00	% (a)	10/01/2028	274,253
480,000	Cornerstone Building Brands, Inc.	6.13	% (a)	01/15/2029	515,779
170,000	Coty, Inc.	6.50	% (a)	04/15/2026	172,559
285,000	Coty, Inc.	5.00	% (a)	04/15/2026	289,779
470,000	CQP Holdco LP	5.50	% (a)	06/15/2031	490,323
380,000	CRC Issuer LLC	5.25	% (a)	10/15/2025	385,225
375,000	Credit Acceptance Corporation	6.63%		03/15/2026	395,156
645,000	CSC Holdings LLC	5.75	% (a)	01/15/2030	670,800
200,000	CSC Holdings LLC	4.63	% (a)	12/01/2030	196,472
495,000	CSI Compressco LP	7.50	% (a)	04/01/2025	503,415
115,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	118,019
100,000	Dana, Inc.	5.38%		11/15/2027	106,648
65,000	Dana, Inc.	4.25%		09/01/2030	66,950
195,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	210,866
210,000	Diamond Sports Group LLC	5.38	% (a)	08/15/2026	136,248
300,000	DISH DBS Corporation	5.88%		11/15/2024	322,500
285,000	DISH DBS Corporation	5.13	% (a)	06/01/2029	281,774
170,000	EES Finance Corporation	8.13%		05/01/2025	151,041
270,000	Eldorado Resorts, Inc.	6.25	% (a)	07/01/2025	286,538
295,000	Embarq Corporation	8.00%		06/01/2036	334,796
290,000	Emergent BioSolutions, Inc.	3.88	% (a)	08/15/2028	284,493
140,000	Encompass Health Corporation	4.50%		02/01/2028	145,445
45,000	Encompass Health Corporation	4.75%		02/01/2030	47,875
145,000	Encompass Health Corporation	4.63%		04/01/2031	155,542
150,000	Endeavor Energy Resources LP	6.63	% (a)	07/15/2025	160,952
155,000	Endo Finance LLC	6.13	% (a)	04/01/2029	152,094
240,000	Endure Digital, Inc.	6.00	% (a)	02/15/2029	237,937
110,000	Envision Healthcare Corporation	8.75	% (a)	10/15/2026	77,288
155,000	EQM Midstream Partners LP	4.75	% (a)	01/15/2031	159,912
245,000	EQT Corporation	8.50%		02/01/2030	319,541
301,000	ESH Hospitality, Inc.	5.25	% (a)	05/01/2025	306,975
220,000	Ferrellgas Escrow LLC	5.38	% (a)	04/01/2026	218,374
130,000	Ford Motor Company	9.00%		04/22/2025	160,439
320,000	Ford Motor Company	7.45%		07/16/2031	421,200
400,000	Ford Motor Credit Company LLC	4.39%		01/08/2026	432,500
260,000	Ford Motor Credit Company LLC	3.63%		06/17/2031	265,364
170,000	Fortress Transportation and Infrastructure Investors LLC	5.50	% (a)	05/01/2028	177,225
85,000	Frontier Communications Corporation	5.88	% (a)	10/15/2027	91,163
165,000	Frontier Communications Corporation	5.00	% (a)	05/01/2028	170,788

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
105,000	Frontier Communications Corporation	6.75	% (a)	05/01/2029	111,853
23,218	Frontier Communications Corporation	5.88%		11/01/2029	23,673
110,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	120,295
430,000	Gates Global LLC	6.25	% (a)	01/15/2026	451,883
250,000	GCI LLC	4.75	% (a)	10/15/2028	256,375
110,000	Global Access, Inc.	5.00	% (a)	07/15/2029	110,000
348,989	Global Aircraft Leasing Company (7.25% PIK)	6.50	% (a)	09/15/2024	351,179
240,000	Golden Entertainment, Inc.	7.63	% (a)	04/15/2026	255,904
470,000	Golden Nugget, Inc.	6.75	% (a)	10/15/2024	475,391
280,000	Goodyear Tire & Rubber Company	5.25	% (a)	07/15/2031	292,950
125,000	GrafTech Finance, Inc.	4.63	% (a)	12/15/2028	128,712
225,000	Gray Television, Inc.	7.00	% (a)	05/15/2027	244,015
305,000	Griffon Corporation	5.75%		03/01/2028	325,028
220,000	GTT Communications, Inc.	7.88	% (a)	12/31/2024	20,711
117,043	Gulfport Energy Corporation	8.00	% (a)	05/17/2026	125,172
400,000	Gulfport Escrow	0.00%		05/15/2025	19,000
225,000	Hexion, Inc.	7.88	% (a)	07/15/2027	243,024
220,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	224,840
295,000	HilCorporationEnergy LP	6.25	% (a)	11/01/2028	314,250
195,000	Hillman Group, Inc.	6.38	% (a)	07/15/2022	195,371
15,000	Hilton Domestic Operating Company, Inc.	5.38	% (a)	05/01/2025	15,833
20,000	Hilton Domestic Operating Company, Inc.	5.75	% (a)	05/01/2028	21,693
600,000	Horizon Pharma USA, Inc.	5.50	% (a)	08/01/2027	637,950
300,000	Icahn Enterprises LP	5.25%		05/15/2027	310,170
55,000	iHeartCommunications, Inc.	8.38%		05/01/2027	58,988
325,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	363,032
260,000	Indigo Natural Resources LLC	5.38	% (a)	02/01/2029	272,035
335,000	Installed Building Products, Inc.	5.75	% (a)	02/01/2028	353,864
145,000	Iron Mountain, Inc.	4.88	% (a)	09/15/2029	149,872
350,000	Iron Mountain, Inc.	4.50	% (a)	02/15/2031	354,813
235,000	iStar, Inc.	4.75%		10/01/2024	247,643
165,000	JBS Finance, Inc.	5.50	% (a)	01/15/2030	184,751
150,000	JBS USA Finance, Inc.	3.75	% (a)	12/01/2031	153,675
205,000	Kraft Heinz Foods Company	5.00%		07/15/2035	252,085
575,000	Kraft Heinz Foods Company	5.20%		07/15/2045	715,166
510,000	Kraton Polymers LLC	4.25	% (a)	12/15/2025	521,756
300,000	LBM Acquisition LLC	6.25	% (a)	01/15/2029	302,685
155,000	LD Holdings Group LLC	6.50	% (a)	11/01/2025	159,348
165,000	LD Holdings Group LLC	6.13	% (a)	04/01/2028	165,284
200,000	Leeward Renewable Energy Operations LLC	4.25	% (a)	07/01/2029	203,000
220,000	Legends Hospitality Holding Company LLC	5.00	% (a)	02/01/2026	229,625
115,000	Level 3 Financing, Inc.	3.75	% (a)	07/15/2029	111,981
240,000	LifePoint Health, Inc.	4.38	% (a)	02/15/2027	243,240
195,000	LifePoint Health, Inc.	5.38	% (a)	01/15/2029	190,401
155,000	Ligado Networks LLC (15.50% PIK)	15.50	% (a)	11/01/2023	153,097
550,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	578,900

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
130,000	Live Nation Entertainment, Inc.	6.50	% (a)	05/15/2027	144,661
200,000	Logan Merger Sub, Inc.	5.50	% (a)	09/01/2027	207,410
245,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	254,396
285,000	M/I Homes, Inc.	4.95%		02/01/2028	298,003
160,000	Madison IAQ LLC	4.13	% (a)	06/30/2028	161,800
160,000	Madison IAQ LLC	5.88	% (a)	06/30/2029	163,000
130,000	Magic Mergeco, Inc.	7.88	% (a)	05/01/2029	134,225
440,000	Marriott Ownership Resorts, Inc.	6.50%		09/15/2026	457,626
120,000	Match Group, Inc.	4.63	% (a)	06/01/2028	125,024
360,000	Matterhorn Merger Sub LLC	8.50	% (a)	06/01/2026	376,454
265,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	261,336
380,000	Midwest Gaming Borrower LLC	4.88	% (a)	05/01/2029	380,950
170,000	Moss Creek Resources Holdings, Inc.	7.50	% (a)	01/15/2026	158,313
240,000	MPH Acquisition Holdings LLC	5.75	% (a)	11/01/2028	241,496
225,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	237,034
120,000	Nabors Industries Ltd.	7.25	% (a)	01/15/2026	117,842
210,000	National FINL Partners Corporation	6.88	% (a)	08/15/2028	221,703
50,000	Nationstar Mortgage Holdings, Inc.	6.00	% (a)	01/15/2027	51,914
240,000	Nationstar Mortgage Holdings, Inc.	5.50	% (a)	08/15/2028	242,431
225,000	Navient Corporation	5.00%		03/15/2027	233,269
255,000	NCL Corporation Ltd.	5.88	% (a)	03/15/2026	267,677
275,000	NESCO Holdings II, Inc.	5.50	% (a)	04/15/2029	287,375
200,000	NFP Corporation	4.88	% (a)	08/15/2028	203,506
415,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	436,269
250,000	NGL Energy Partners LP	7.50%		04/15/2026	228,625
685,000	NRG Energy, Inc.	3.63	% (a)	02/15/2031	674,006
265,000	Oasis Petroleum, Inc.	6.38	% (a)	06/01/2026	276,655
155,000	Occidental Petroleum Corporation	8.00%		07/15/2025	185,811
450,000	Occidental Petroleum Corporation	6.63%		09/01/2030	540,563
360,000	Occidental Petroleum Corporation	6.13%		01/01/2031	424,001
155,000	Occidental Petroleum Corporation	6.45%		09/15/2036	185,521
155,000	Occidental Petroleum Corporation	6.60%		03/15/2046	184,568
70,000	OPE KAG Finance Sub, Inc.	7.88	% (a)	07/31/2023	70,070
400,000	Organon & Company	5.13	% (a)	04/30/2031	412,580
29,000	Ortho Clinical Diagnostics, Inc.	7.38	% (a)	06/01/2025	31,257
229,000	Ortho-Clinical Diagnostics, Inc.	7.25	% (a)	02/01/2028	250,583
255,000	Ovintiv, Inc.	7.38%		11/01/2031	339,002
303,000	Panther BF Aggregator LP	6.25	% (a)	05/15/2026	323,168
240,000	Panther BF Aggregator LP	8.50	% (a)	05/15/2027	261,948
405,000	Par Petroleum Finance Corporation	7.75	% (a)	12/15/2025	408,823
200,000	Park Intermediate Holdings LLC	4.88	% (a)	05/15/2029	207,140
75,000	PBF Holding Company LLC	6.00%		02/15/2028	51,472
132,000	Peabody Energy Corporation (6.00% + 2.50% PIK)	8.50	% (a)	12/31/2024	99,904
145,000	Penn National Gaming, Inc.	4.13	% (a)	07/01/2029	145,181
165,000	PennyMac Financial Services, Inc.	4.25	% (a)	02/15/2029	159,197
595,000	Performance Food Group, Inc.	5.50	% (a)	10/15/2027	626,133

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	551,875
150,000	PG&E Corporation	5.00%		07/01/2028	151,865
148,000	PIC AU Holdings LLC	10.00	% (a)	12/31/2024	148,068
435,000	Pike Corporation	5.50	% (a)	09/01/2028	453,642
275,000	Pilgrim’s Pride Corporation	5.88	% (a)	09/30/2027	293,233
105,000	Post Holdings, Inc.	5.50	% (a)	12/15/2029	112,842
420,000	Post Holdings, Inc.	4.63	% (a)	04/15/2030	427,594
255,000	Prime Security Services Borrower LLC	6.25	% (a)	01/15/2028	271,580
175,000	Providence Service Corporation	5.88	% (a)	11/15/2025	187,702
350,000	Radiate Finance, Inc.	4.50	% (a)	09/15/2026	363,151
75,000	Radiate Finance, Inc.	6.50	% (a)	09/15/2028	78,900
325,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	360,334
175,000	Rattler Midstream LP	5.63	% (a)	07/15/2025	184,188
105,000	Real Hero Merger Sub 2, Inc.	6.25	% (a)	02/01/2029	109,053
185,000	Realogy Group LLC	7.63	% (a)	06/15/2025	200,903
190,000	Realogy Group LLC	5.75	% (a)	01/15/2029	198,890
215,000	Rent-A-Center, Inc.	6.38	% (a)	02/15/2029	231,286
228,000	Resideo Funding, Inc.	6.13	% (a)	11/01/2026	240,150
295,000	RP Escrow Issuer LLC	5.25	% (a)	12/15/2025	308,868
120,000	Sabre Global, Inc.	9.25	% (a)	04/15/2025	143,008
360,000	Schweitzer-Mauduit International, Inc.	6.88	% (a)	10/01/2026	382,388
175,000	Scientific Games International, Inc.	8.25	% (a)	03/15/2026	187,903
100,000	SCIH Salt Holdings, Inc.	6.63	% (a)	05/01/2029	100,375
410,000	SEG Holding LLC	5.63	% (a)	10/15/2028	431,095
290,000	Select Medical Corporation	6.25	% (a)	08/15/2026	309,520
525,000	Six Flags Theme Parks, Inc.	4.88	% (a)	07/31/2024	530,906
175,000	Six Flags Theme Parks, Inc.	7.00	% (a)	07/01/2025	188,829
285,000	Spectrum Brands, Inc.	5.00	% (a)	10/01/2029	302,948
60,000	Springleaf Finance Corporation	7.13%		03/15/2026	69,958
95,000	Springleaf Finance Corporation	6.63%		01/15/2028	109,234
225,000	SRS Distribution, Inc.	4.63	% (a)	07/01/2028	230,344
350,000	SRS Distribution, Inc.	6.13	% (a)	07/01/2029	361,001
105,000	Staples, Inc.	7.50	% (a)	04/15/2026	108,885
110,000	Staples, Inc.	10.75	% (a)	04/15/2027	112,153
225,000	Suburban Propane Partners LP	5.00	% (a)	06/01/2031	230,625
240,000	SunCoke Energy, Inc.	4.88	% (a)	06/30/2029	240,000
230,000	Sunoco LP	6.00%		04/15/2027	241,299
100,000	Sunoco LP	4.50	% (a)	05/15/2029	102,052
385,000	Targa Resources Partners Finance Corporation	4.88	% (a)	02/01/2031	417,288
165,000	Tempur Sealy International, Inc.	4.00	% (a)	04/15/2029	167,572
435,000	Tenet Healthcare Corporation	6.25	% (a)	02/01/2027	454,575
175,000	Tenet Healthcare Corporation	5.13	% (a)	11/01/2027	183,756
475,000	Tenet Healthcare Corporation	6.13	% (a)	10/01/2028	507,533
270,000	Tenneco, Inc.	5.13	% (a)	04/15/2029	277,815
125,000	Terrier Media Buyer, Inc.	8.88	% (a)	12/15/2027	135,477
510,000	T-Mobile USA, Inc.	3.38%		04/15/2029	527,556

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
115,000	T-Mobile USA, Inc.	3.38	% (a)	04/15/2029	118,959
120,000	T-Mobile USA, Inc.	2.88%		02/15/2031	119,250
155,000	TMS International Corporation	6.25	% (a)	04/15/2029	162,944
275,000	Townsquare Media, Inc.	6.88	% (a)	02/01/2026	294,594
70,000	TransDigm, Inc.	8.00	% (a)	12/15/2025	75,830
285,000	TransDigm, Inc.	5.50%		11/15/2027	297,469
240,000	TransDigm, Inc.	4.88	% (a)	05/01/2029	242,580
435,000	Transocean Poseidon Ltd.	6.88	% (a)	02/01/2027	437,806
247,500	Transocean Proteus Ltd.	6.25	% (a)	12/01/2024	250,668
111,000	Transocean, Inc.	11.50	% (a)	01/30/2027	118,770
305,000	Trident TPI Holdings, Inc.	6.63	% (a)	11/01/2025	313,863
260,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	261,005
120,000	Triumph Group, Inc.	6.25	% (a)	09/15/2024	122,251
205,000	Triumph Group, Inc.	7.75%		08/15/2025	211,150
65,000	Tronox, Inc.	4.63	% (a)	03/15/2029	65,731
535,000	Twin River Worldwide Holdings, Inc.	6.75	% (a)	06/01/2027	570,802
160,000	Uber Technologies, Inc.	7.50	% (a)	09/15/2027	176,049
100,000	United Airlines, Inc.	4.38	% (a)	04/15/2026	103,643
340,000	United Airlines, Inc.	4.63	% (a)	04/15/2029	352,325
310,000	United Natural Foods, Inc.	6.75	% (a)	10/15/2028	334,239
205,000	Uniti Group LP	6.50	% (a)	02/15/2029	205,798
225,000	Univision Communications, Inc.	6.63	% (a)	06/01/2027	244,080
230,000	Univision Communications, Inc.	4.50	% (a)	05/01/2029	232,256
25,000	US Foods, Inc.	6.25	% (a)	04/15/2025	26,531
465,000	USA Compression Partners LP	6.88%		09/01/2027	497,680
110,000	Victoria’s Secret Company	4.63	% (a)	07/15/2029	110,000
85,000	Viking Cruises Ltd.	13.00	% (a)	05/15/2025	100,167
605,000	Viking Cruises Ltd.	5.88	% (a)	09/15/2027	598,617
145,000	Viper Energy Partners LP	5.38	% (a)	11/01/2027	151,468
285,000	Vizient, Inc.	6.25	% (a)	05/15/2027	302,402
385,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	402,460
295,000	Waste Pro, Inc.	5.50	% (a)	02/15/2026	305,573
14,000	Weatherford International Ltd.	11.00	% (a)	12/01/2024	14,578
290,000	Western Midstream Operating LP	5.30%		02/01/2030	325,632
120,000	WeWork Cos, Inc.	7.88	% (a)	05/01/2025	125,550
170,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	172,255
153,000	Wolverine Escrow LLC	9.00	% (a)	11/15/2026	149,737
180,000	XHR LP	6.38	% (a)	08/15/2025	192,092
295,000	XHR LP	4.88	% (a)	06/01/2029	304,956
120,000	Yum! Brands, Inc.	7.75	% (a)	04/01/2025	130,859

Total US Corporate Bonds (Cost $69,744,978)					72,442,637

US Government and Agency Mortgage Backed Obligations - 3.6%
5,579,757	Federal Home Loan Mortgage Corporation, Pass-Thru, Series K722-X1	1.44	% (i)(j)	03/25/2023	88,012
7,100,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA2-B1 (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.59	% (a)	02/25/2050	7,133,626

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,333,841	Federal Home Loan Mortgage Corporation, Series 3926-HS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.38	% (j)(m)	09/15/2041	258,633
116,943	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	118,121
353,262	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	370,058
22,140	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	22,128
12,928,446	Federal National Mortgage Association, Series 2017-11-SK (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.96	% (j)(m)	03/25/2047	2,986,093
12,546,513	Federal National Mortgage Association, Series 2020-54-AS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.06	% (j)(m)	08/25/2050	2,784,844
26,558,364	Federal National Mortgage Association, Series 2021-M8-X	0.59	% (i)(j)	11/25/2035	1,117,297
63,003,860	Government National Mortgage Association, Series 2013-155-IB	0.04	% (i)(j)	09/16/2053	326,133
13,754,694	Government National Mortgage Association, Series 2019-128-KS (-1 x 1 Month LIBOR USD + 2.85%, 2.85% Cap)	2.76	% (j)(m)	10/20/2049	939,505
9,154,665	Government National Mortgage Association, Series 2020-104-SB (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.06	% (j)(m)	07/20/2050	2,227,509
26,979,736	Government National Mortgage Association, Series 2020-115-SA (-1 x 1 Month LIBOR USD + 4.20%, 4.20% Cap)	4.11	% (j)(m)	08/20/2050	3,714,338
19,281,026	Government National Mortgage Association, Series 2020-115-YS (-1 x 1 Month LIBOR USD + 4.20%, 4.20% Cap)	4.11	% (j)(m)	08/20/2050	2,976,040
54,355,986	Government National Mortgage Association, Series 2020-129-SA (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	3.66	% (j)(m)	09/20/2050	5,577,827
49,529,670	Government National Mortgage Association, Series 2020-146-IJ	2.50	% (j)	10/20/2050	6,111,540
20,486,489	Government National Mortgage Association, Series 2020-189-SU (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (j)(m)	12/20/2050	4,412,470
11,161,540	Government National Mortgage Association, Series 2021-1-SH (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (j)(m)	01/20/2051	2,420,349
33,107,022	Government National Mortgage Association, Series 2021-35-IO	1.01	% (i)(j)	12/16/2062	3,064,942

Total US Government and Agency Mortgage Backed Obligations (Cost $49,977,328)					46,649,465

Affiliated Mutual Funds - 3.7%
4,606,536	DoubleLine Global Bond Fund (Class I)				47,401,257

Total Affiliated Mutual Funds (Cost $46,429,210)					47,401,257

Common Stocks - 0.0%
15,858	Foresight Equity (e)(n)				316,047
5,568	Frontera Energy Corporation				34,524
9,088	McDermott International Ltd. (n)				4,453
5,789	Tapstone Energy Holdings LLC (e)(n)				18,872

Total Common Stocks (Cost $731,167)					373,896

Warrants - 0.0%
3,500	Avation PLC, Expiration 10/21/2026, Strike Price GBP 0.54 (e)(n)				1,985
29,269	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (e)(n)				—

Total Warrants (Cost $-)					1,985

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Short Term Investments - 6.6%
28,425,203	First American Government Obligations Fund - Class U	0.03	% (o)		28,425,203
28,425,203	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (o)		28,425,203
28,425,203	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (o)		28,425,203

Total Short Term Investments (Cost $85,275,609)					85,275,609

Total Investments - 103.1% (Cost $1,350,286,388)					1,336,848,065
Liabilities in Excess of Other Assets - (3.1)%					(40,412,278)

NET ASSETS - 100.0%					$1,296,435,787

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(c)	Principal only security

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)	Value determined using significant unobservable inputs.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)	Unfunded or partially unfunded loan commitment. At period end, the value of these securities amounted to $695,698 or 0.0% of net assets.

(h)	Perpetual Maturity

(i)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(j)	Interest only security

(k)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(l)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

(m)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(n)	Non-income producing security

(o)	Seven-day yield as of period end

(p)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(q)	The final coupon rate has not been established as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

GBP	British Pound

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	22.8%
Collateralized Loan Obligations	19.1%
Non-Agency Commercial Mortgage Backed Obligations	14.6%
Foreign Corporate Bonds	8.7%
Bank Loans	8.6%
Short Term Investments	6.6%
Asset Backed Obligations	6.1%
US Corporate Bonds	5.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.7%
Affiliated Mutual Funds	3.7%
US Government and Agency Mortgage Backed Obligations	3.6%
Common Stocks	0.0%	(r)
Warrants	0.0%	(r)
Other Assets and Liabilities	(3.1)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	22.8%
Collateralized Loan Obligations	19.1%
Non-Agency Commercial Mortgage Backed Obligations	14.6%
Short Term Investments	6.6%
Asset Backed Obligations	6.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.7%
Affiliated Mutual Funds	3.7%
US Government and Agency Mortgage Backed Obligations	3.6%
Banking	2.3%
Utilities	2.3%
Energy	2.0%
Healthcare	1.7%
Electronics/Electric	1.6%
Business Equipment and Services	1.1%
Finance	1.0%
Media	0.9%
Retailers (other than Food/Drug)	0.7%
Telecommunications	0.7%
Building and Development (including Steel/Metals)	0.6%
Food Products	0.6%
Chemicals/Plastics	0.6%
Transportation	0.6%
Aerospace & Defense	0.6%
Leisure	0.5%
Technology	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Mining	0.4%
Industrial Equipment	0.4%
Automotive	0.4%
Insurance	0.3%
Pharmaceuticals	0.3%
Commercial Services	0.3%
Containers and Glass Products	0.3%
Consumer Products	0.3%
Environmental Control	0.2%
Food Service	0.2%
Financial Intermediaries	0.2%
Construction	0.2%
Diversified Manufacturing	0.2%
Chemical Products	0.1%
Conglomerates	0.1%
Pulp & Paper	0.1%
Cosmetics/Toiletries	0.1%
Food/Drug Retailers	0.1%
Real Estate	0.1%
Beverage and Tobacco	0.0%	(r)
Other Assets and Liabilities	(3.1)%

	100.0%

(r)	Represents less than 0.05% of net assets

A summary of the DoubleLine Flexible Income Fund’s investments in affiliated mutual funds for the period ended June 30, 2021 is as follows:

Fund	Value at March 31, 2021	Gross Purchases	Gross Sales	Shares Held at June 30, 2021	Value at June 30, 2021	Change in Unrealized for the Period Ended June 30, 2021	Dividend Income Earned for the Period Ended June 30, 2021	Net Realized Gain (Loss) for the Period Ended June 30, 2021
DoubleLine Global Bond Fund (Class I)	$47,032,734	$—	$—	4,606,536	$47,401,257	$368,523	$42,782	$—

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$3,309,979,986	$278,899,141	$11,738,863	$2,906,330	$429,419,386	$35,785,718
Affiliated Mutual Funds	—	1,153,718,117	—	5,520,826	—	—
Common Stocks	—	2,065,771	1,416,685	—	553,839	15,807
Exchange Traded Funds	—	—	—	2,421,900	—	—
Mutual Funds	—	—	—	612,300	—	—
Real Estate Investment Trusts	—	—	—	1,494,420	—	—

Total Level 1	3,309,979,986	1,434,683,029	13,155,548	12,955,776	429,973,225	35,801,525
Level 2
US Government and Agency Mortgage Backed Obligations	$19,138,812,064	$1,522,988,533	$—	$5,678,345	$416,006,705	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,657,253,614	1,303,728,472	—	5,298,408	1,207,238,434	—
US Government and Agency Obligations	5,687,619,151	2,380,297,580	—	—	554,119,694	—
Non-Agency Commercial Mortgage Backed Obligations	4,442,331,423	959,090,311	—	—	1,110,919,238	—
Asset Backed Obligations	2,439,248,318	473,191,379	—	—	600,296,183	—
Collateralized Loan Obligations	1,465,619,365	382,040,512	—	—	1,197,530,827	5,991,294
Bank Loans	—	422,711,139	—	—	366,426,471	256,866,926
US Corporate Bonds	—	1,663,115,461	—	—	403,934,279	17,970,290
Foreign Corporate Bonds	—	890,229,715	569,323,827	—	869,544,763	1,141,154
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	266,027,923	289,540,415	—	111,536,943	—
Other Short Term Investments	—	—	—	2,998,999	—	—
Municipal Bonds	—	11,256,536	—	—	—	—

Total Level 2	45,830,883,935	10,274,677,561	858,864,242	13,975,752	6,837,553,537	281,969,664
Level 3
Repurchase Agreements	$224,482,985	$18,706,915	$—	$—	$—	$—
Non-Agency Residential Collateralized Mortgage Obligations	69,099,420	159,924	—	—	—	—
Bank Loans	37,992,400	6,601,819	—	—	—	482,887
Collateralized Loan Obligations	468,838	—	—	125,510	—	—
Common Stocks	—	1,525,897	—	—	—	1,150,389
Warrants	—	17,618	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—

Total Level 3	332,043,643	27,012,173	—	125,510	—	1,633,276

Total	$49,472,907,564	$11,736,372,763	$872,019,790	$27,057,038	$7,267,526,762	$319,404,465

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(177,214)	$—	$—

Total Level 1	—	—	—	(177,214)	—	—
Level 2
Excess Return Swaps	—	—	—	2,101,413	—	—

Total Level 2	—	—	—	2,101,413	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,924,199	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$362,304,364	$85,275,609	$2,758,725	$1,914,051	$11,874,081	$22,674,894
Affiliated Mutual Funds	200,148,954	47,401,257	—	—	—	—
Common Stocks	19,346	38,977	131,739	—	—	—

Total Level 1	562,472,664	132,715,843	2,890,464	1,914,051	11,874,081	22,674,894
Level 2
US Government and Agency Obligations	$1,540,397,159	$—	$—	$23,069,367	$—	$237,957,420
Collateralized Loan Obligations	1,284,440,466	246,292,757	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,112,715,911	285,696,590	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,010,843,998	188,380,057	—	—	—	—
Asset Backed Obligations	594,234,659	64,650,285	—	—	—	—
Bank Loans	566,899,177	111,626,664	—	—	—	—
Foreign Corporate Bonds	552,531,290	113,423,995	213,593,594	—	—	—
US Corporate Bonds	440,106,014	72,442,637	—	—	—	—
US Government and Agency Mortgage Backed Obligations	403,260,245	46,649,465	—	57,220,830	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	68,146,294	47,796,547	36,294,047	—	—	537,280,931
Other Short Term Investments	—	—	—	3,199,224	193,425,117	1,209,759

Total Level 2	7,573,575,213	1,176,958,997	249,887,641	83,489,421	193,425,117	776,448,110
Level 3
Repurchase Agreements	$24,051,749	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage Backed Obligations	6,215,292	1,179,075	—	—	—	—
Common Stocks	1,171,687	334,919	—	—	—	—
Bank Loans	491,827	131,853	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	14,397,808	—	—	—	—
Collateralized Loan Obligations	—	1,290,413	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Non-Agency Residential Collateralized Mortgage Obligations	$—	$9,837,172	$—	$—	$—	$—
Warrants	—	1,985	—	—	—	—

Total Level 3	31,930,555	27,173,225	—	—	—	—

Total	$8,167,978,432	$1,336,848,065	$252,778,105	$85,403,472	$205,299,198	$799,123,004

Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$1,273,613	$—	$—

Total Level 1	—	—	—	1,273,613	—	—
Level 2
Excess Return Swaps	1,535,598,308	—	—	—	(1,087,108)	—
Forward Currency Exchange Contracts	—	—	—	—	—	8,860

Total Level 2	1,535,598,308	—	—	—	(1,087,108)	8,860
Level 3	—	—	—	—	—	—

Total	$1,535,598,308	$—	$—	$1,273,613	$(1,087,108)	$8,860

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$20,502,428	$2,616,724	$4,470,900	$585,461	$41,695	$14,409,604
Affiliated Mutual Funds	—	—	5,362,761	—	—	—

Total Level 1	20,502,428	2,616,724	9,833,661	585,461	41,695	14,409,604
Level 2
Asset Backed Obligations	$264,794,595	$—	$511,705	$—	$—	$3,584,765
US Corporate Bonds	209,623,875	79,940,136	4,700,534	4,015,180	—	1,117,370
Foreign Corporate Bonds	75,017,485	54,298,819	4,816,178	600,479	1,576,964	—
Bank Loans	—	—	—	—	—	—
Commercial Paper	—	91,358,073	—	—	—	—
US Government and Agency Obligations	—	—	13,362,783	2,823,966	—	4,147,484
Collateralized Loan Obligations	—	—	13,509,632	3,001,746	—	21,933,569
Non-Agency Commercial Mortgage Backed Obligations	—	—	11,169,646	2,878,322	—	26,573,968
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,287,982	—	—	38,576,846
US Government and Agency Mortgage Backed Obligations	—	—	4,434,520	—	—	16,881,423
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	218,761	—	7,890,603	—
Other Short Term Investments	—	—	—	—	—	—

Total Level 2	549,435,955	225,597,028	63,011,741	13,319,693	9,467,567	112,815,425

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Level 3
Bank Loans	$5,998,800	$—	$—	$—	$—	$—
Foreign Corporate Bonds	2,546,318	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	8,658,426
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,161,801

Total Level 3	8,545,118	—	—	—	—	9,820,227

Total	$578,483,501	$228,213,752	$72,845,402	$13,905,154	$9,509,262	$137,045,256

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Level 2
Excess Return Swaps	—	—	11,862,177	1,584,563	—	—
Forward Currency Exchange Contracts	—	—	(1,611,792)	—	—	—

Total Level 2	—	—	10,250,385	1,584,563	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$10,250,385	$1,584,563	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$8,269,441
Money Market Funds	57,061

Total Level 1	8,326,502
Level 2
US Government and Agency Obligations	2,386,748

Total Level 2	2,386,748
Level 3

Total	$10,713,250

Other Financial Instruments
Level 1	$—

Level 2
Excess Return Swaps	295,211

Total Level 2	295,211
Level 3	—

Total	$295,211

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$—	$(690,253)	$—	$247,437	$—	$—	$—	$14,397,808	$(646,722)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	27,710	(62,508)	49,992	—	(238,953)	—	—	9,837,172	(46,499)
Collateralized Loan Obligations	1,227,488	—	62,823	102	—	—	—	—	1,290,413	62,823
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	—	(1,594)	2,419	—	—	—	—	1,179,075	(1,594)
Common Stocks	294,158	—	40,761	—	—	—	—	—	334,919	40,761
Bank Loans	136,307	1,455	(2,447)	992	—	(4,454)	—	—	131,853	(964)
Warrants	—	—	1,985	—	—	—	—	—	1,985	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$29,165	$(652,733)	$53,505	$247,437	$(243,407)	$—	$—	$27,173,225	$(593,695)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$14,397,808	Market Comparables	Market Quotes	$80.24 - $2,421.10 ($442.65)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,837,172	Market Comparables	Market Quotes	$94.91 ($94.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$1,290,413	Market Comparables	Market Quotes	$25.27 - $97.87 ($94.11)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,179,075	Market Comparables	Yields	25.56% (25.56%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Common Stocks	$334,919	Market Comparables	Market Quotes	$3.26 - $19.93 ($18.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$131,853	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Warrants	$1,985	Intrinsic Value	Underlying Equity Price	$0.00 - $0.96 ($0.96)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Bank Loans	$—	$—	$—	$—	$—	$—	$5,998,800	$—	$5,998,800	$—
Foreign Corporate Bonds	2,648,957	(51)	(94,268)	(182)	—	(8,138)	—	—	2,546,318	(93,262)

Total	$2,648,957	$(51)	$(94,268)	$(182)	$—	$(8,138)	$5,998,800	$—	$8,545,118	$(93,262)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Bank Loans	$5,998,800	Market Comparables	Market Quotes	$99.98 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,546,318	Market Comparables	Market Quotes	$109.00 ($109.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$—	$(315,022)	$(295)	$2,115,069	$(83,070)	$—	$—	$8,658,426	$(181,508)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	16,940	4,177	—	—	—	—	1,161,801	16,940

Total	$8,082,428	$—	$(298,082)	$3,882	$2,115,069	$(83,070)	$—	$—	$9,820,227	$(164,568)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,658,426	Market Comparables	Market Quotes	$74.28 - $14,576.55 ($2,908.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,161,801	Market Comparables	Yields	12.00% (12.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.